                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-2464
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                              MFS SERIES TRUST IX
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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               Date of fiscal year end: April 30 and October 31*
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                    Date of reporting period: July 31, 2006
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* The following series of the Registrant have a fiscal year end of April 30:
  MFS Bond Fund, MFS Intermediate Investment Grade Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, MFS Research Bond Fund and MFS Research Bond Fund J. MFS Inflation-Adjusted Bond Fund has an October 31 fiscal year end.

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Bond Fund

7/31/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 07/31/2006

ISSUER                                                                                          SHARES/PAR              VALUE ($)
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
BONDS - 98.5%
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AIRLINES - 0.2%
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Continental Airlines, Inc., 6.648%, 2017                                                       $ 2,405,805         $    2,412,799
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ASSET BACKED & SECURITIZED - 11.9%
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Amresco Commercial Mortgage Funding I, 7%, 2029                                                $ 4,595,000         $    4,626,250
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ARCap REIT, Inc., "G", 6.1%, 2045 (a)                                                            2,150,000              1,896,448
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Asset Securitization Corp., FRN, 8.2942%, 2029                                                   4,095,000              4,242,121
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Banc of America Commercial Mortgage, Inc., FRN, 5.9654%, 2045                                    4,320,000              4,358,307
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Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.2%, 2040 (z)                             2,930,000              2,930,000
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Blackrock Capital Finance LP, 7.75%, 2026 (a)                                                      727,012                719,742
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Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)                                    4,438,190              4,360,522
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Capital One Auto Finance Trust, 2.47%, 2010                                                      3,147,437              3,106,893
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Chase Commercial Mortgage Securities Corp., 6.6%, 2012                                           4,039,542              4,130,768
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Commercial Mortgage Acceptance Corp., 7.03%, 2031                                                4,977,023              5,133,655
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Commercial Mortgage Acceptance Corp., FRN, 1.1344%, 2030 (i)                                    64,862,351              1,821,789
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Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035                                           699,000                691,032
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CPS Auto Receivables Trust, 3.52%, 2009 (z)                                                        523,648                517,020
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CRIIMI MAE Commercial Mortgage Trust, 7%, 2033 (a)                                               2,611,300              2,622,316
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Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                          3,604,750              3,639,982
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DLJ Commercial Mortgage Corp., 6.04%, 2031                                                       2,675,000              2,695,607
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DLJ Commercial Mortgage Corp., FRN, 7.8694%, 2032                                                1,390,000              1,470,563
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Drive Auto Receivables Trust, 2.5%, 2009 (a)                                                     2,959,057              2,899,774
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Falcon Franchise Loan LLC, 6.5%, 2014 (z)                                                        2,733,000              2,331,270
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Falcon Franchise Loan LLC, FRN, 4.1039%, 2025 (i)(z)                                            18,193,486              2,926,128
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First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (a)                              3,028,000              3,190,931
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GE Commercial Mortgage Corp., FRN, 5.5185%, 2044                                                 2,710,000              2,639,633
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GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033                                           4,140,000              4,176,615
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GMAC Commercial Mortgage Securities, Inc., FRN, 7.9122%, 2034 (a)                                3,212,000              3,463,915
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Greenwich Capital Commercial Funding Corp., 4.305%, 2042                                         3,544,438              3,418,472
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Greenwich Capital Commercial Funding Corp., FRN, 6.1101%, 2038                                   2,125,000              2,164,486
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Holmes Financing PLC, FRN, 6.2269%, 2040                                                           771,000                772,773
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IKON Receivables Funding LLC, 3.27%, 2011                                                        3,389,441              3,358,259
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J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.5067%, 2042 (a)                   4,734,928              4,489,411
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J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.5423%, 2043                       7,331,619              7,145,012
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J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043                        4,318,739              4,357,908
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J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046                        5,520,000              5,273,472
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Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.1565%, 2030 (i)                       42,320,237                925,586
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Morgan Stanley Capital I, Inc., 6.86%, 2010                                                      6,477,000              6,492,786
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Morgan Stanley Capital I, Inc., 7.3%, 2030 (a)                                                   5,033,000              5,126,493
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Morgan Stanley Capital I, Inc., 5.72%, 2032                                                      4,889,403              4,917,609
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Morgan Stanley Capital I, Inc., FRN, 0.7257%, 2030 (a)(i)                                      136,117,506              2,036,617
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Mortgage Capital Funding, Inc., FRN, 0.889%, 2031 (i)                                           51,290,126                545,891
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Nomura Asset Acceptance Corp., FRN, 4.423%, 2034                                                 3,736,863              3,690,629
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Prudential Securities Secured Financing Corp., FRN, 7.4499%, 2013 (z)                            3,468,000              3,620,559
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Spirit Master Funding LLC, 5.05%, 2023 (z)                                                       2,966,836              2,785,580
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TIAA Real Estate CDO Ltd., 7.17%, 2032 (a)                                                       1,794,687              1,808,860
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TPREF Funding III Ltd., CDO, 5.34% to 2008, FRN to 2033 (z)                                      6,675,000              6,549,844
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Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041                                       3,448,527              3,256,651
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Wachovia Bank Commercial Mortgage Trust, FRN, 5.3699%, 2044                                      2,387,000              2,307,446
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Wachovia Bank Commercial Mortgage Trust, FRN, 5.4908%, 2044                                      3,900,000              3,791,562
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Wachovia Bank Commercial Mortgage Trust, FRN, 6.1641%, 2045 (a)                                  4,320,000              4,403,487
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                                                                                                                   $  153,830,674
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AUTOMOTIVE - 2.3%
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American Axle & Manufacturing, Inc., 5.25%, 2014                                               $ 3,450,000         $    2,846,250
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Ford Motor Credit Co., 5.8%, 2009                                                                5,595,000              5,201,638
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General Motors Acceptance Corp., 5.85%, 2009                                                     4,197,000              4,033,225
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General Motors Acceptance Corp., 7.25%, 2011                                                     4,461,000              4,373,065
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General Motors Corp., 8.375%, 2033                                                               5,174,000              4,242,680
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Johnson Controls, Inc., 5.5%, 2016                                                               6,390,000              6,130,732
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TRW Automotive, Inc., 9.375%, 2013                                                               3,004,000              3,191,750
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                                                                                                                   $   30,019,340
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BANKS & CREDIT COMPANIES - 12.9%
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American Express Co., 6.8% to 2016, FRN to 2066                                                $ 2,000,000         $    2,023,000
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Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (a)                                  4,158,000              4,137,210
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Bank of America Corp., 7.4%, 2011                                                                8,135,000              8,717,743
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Barclays Bank PLC, 8.55% to 2011, FRN to 2049 (a)                                               10,798,000             12,004,407
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BNP Paribas, 5.186% to 2015, FRN to 2049 (a)                                                     7,063,000              6,528,409
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Chuo Mitsui Trust & Banking Co., 5.506% to 2015, FRN to 2049 (a)                                 6,696,000              6,250,924
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Citigroup, Inc., 5%, 2014                                                                        5,712,000              5,416,415
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Credit Suisse First Boston (USA), Inc., 4.875%, 2010                                             8,611,000              8,403,992
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HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049 (a)                                         7,199,000              7,132,733
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HSBK Europe B.V., 7.75%, 2013 (a)                                                                  437,000                443,009
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Kazkommerts International B.V., 8.5%, 2013                                                       4,196,000              4,363,840
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Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (a)                                9,630,000              9,443,207
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Mizuho Financial Group, Inc., 5.79%, 2014 (a)                                                    5,310,000              5,253,188
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MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049                                        10,231,000             10,007,054
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Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049 (a)                                             9,752,000             10,230,784
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Nordea Bank AB, 5.424% to 2015, FRN to 2049 (a)                                                  4,178,000              3,882,711
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RBS Capital Trust II, 6.425% to 2034, FRN to 2049                                                6,325,000              6,031,457
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Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (a)                                                 6,312,000              6,003,154
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Royal Bank of Scotland Group PLC, 9.118%, 2049                                                   2,152,000              2,380,547
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Russian Standard Finance S.A., 8.625%, 2011 (a)                                                  3,883,000              3,810,194
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Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049 (a)                                          12,502,000             12,780,982
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UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049                                       6,470,000              6,443,674
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UFJ Finance Aruba AEC, 6.75%, 2013                                                               6,193,000              6,522,053
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UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (a)                              5,204,000              5,808,460
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Wachovia Corp., 4.875%, 2014                                                                     3,896,000              3,690,057
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Wachovia Corp., 6.605%, 2025                                                                     7,936,000              8,202,261
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                                                                                                                   $  165,911,465
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BROADCASTING - 0.9%
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CBS Corp., 6.625%, 2011                                                                        $ 2,190,000         $    2,252,332
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News America Holdings, 8.5%, 2025                                                                4,931,000              5,635,591
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News America, Inc., 6.4%, 2035                                                                   4,312,000              4,053,905
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                                                                                                                   $   11,941,828
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BROKERAGE & ASSET MANAGERS - 2.3%
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AMVESCAP PLC, 4.5%, 2009                                                                       $ 4,186,000         $    4,032,864
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Lehman Brothers Holdings, Inc., 8.25%, 2007                                                      8,405,000              8,598,214
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Lehman Brothers Holdings, Inc., 5.5%, 2016                                                       3,344,000              3,232,528
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Merrill Lynch & Co., Inc., 6.05%, 2016                                                           6,898,000              6,913,424
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Morgan Stanley Dean Witter, Inc., 6.6%, 2012                                                     7,094,000              7,416,429
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                                                                                                                   $   30,193,459
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BUILDING - 1.3%
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American Standard Cos., Inc., 7.375%, 2008                                                     $ 6,465,000         $    6,594,953
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CRH America, Inc., 6.95%, 2012                                                                   4,195,000              4,381,518
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Lafarge S.A., 6.5%, 2016                                                                         5,428,000              5,451,802
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                                                                                                                   $   16,428,273
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BUSINESS SERVICES - 1.0%
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Cisco Systems, Inc., 5.5%, 2016                                                                $ 2,879,000         $    2,799,793
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Xerox Corp., 7.625%, 2013                                                                        1,970,000              1,989,700
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Xerox Corp., 6.4%, 2016                                                                          7,965,000              7,636,444
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                                                                                                                   $   12,425,937
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CABLE TV - 2.7%
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Cox Communications, Inc., 4.625%, 2013                                                         $ 6,087,000         $    5,525,633
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CSC Holdings, Inc., 7.875%, 2007                                                                 5,875,000              5,970,469
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Rogers Cable, Inc., 5.5%, 2014                                                                   2,229,000              2,003,314
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TCI Communications Financing III, 9.65%, 2027                                                   16,336,000             17,402,528
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TCI Communications, Inc., 9.8%, 2012                                                             3,539,000              4,104,076
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                                                                                                                   $   35,006,020
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CHEMICALS - 0.6%
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BCP Crystal Holdings Corp., 9.625%, 2014                                                       $ 2,831,000         $    3,039,786
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Nalco Co., 7.75%, 2011                                                                           2,785,000              2,798,925
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Nalco Co., 8.875%, 2013                                                                          1,795,000              1,812,950
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                                                                                                                   $    7,651,661
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COMPUTER SOFTWARE - SYSTEMS - 0.4%
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Freescale Semiconductor, Inc., 6.875%, 2011                                                    $ 5,187,000         $    5,264,805
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CONGLOMERATES - 0.4%
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Kennametal, Inc., 7.2%, 2012                                                                   $ 4,801,000         $    5,026,128
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CONSTRUCTION - 0.3%
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Beazer Homes USA, Inc., 6.875%, 2015                                                           $ 4,310,000         $    3,835,900
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DEFENSE ELECTRONICS - 1.7%
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L-3 Communications Corp., 6.375%, 2015                                                         $ 6,885,000         $    6,609,600
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Litton Industries, Inc., 8%, 2009                                                                8,035,000              8,598,856
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Raytheon Co., 8.3%, 2010                                                                         5,900,000              6,408,138
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                                                                                                                   $   21,616,594
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EMERGING MARKET QUASI-SOVEREIGN - 0.6%
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Export-Import Bank of Korea, 5.25%, 2014 (a)                                                   $ 3,528,000         $    3,396,705
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Pemex Finance Ltd., 9.69%, 2009                                                                  2,276,300              2,405,550
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Pemex Finance Ltd., 10.61%, 2017                                                                 1,500,000              1,901,085
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                                                                                                                   $    7,703,340
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EMERGING MARKET SOVEREIGN - 0.3%
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Republic of Panama, 9.375%, 2029                                                               $ 1,842,000         $    2,265,660
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Republic of Panama, 6.7%, 2036                                                                     380,000                361,000
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United Mexican States, 8.3%, 2031                                                                  688,000                827,320
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                                                                                                                   $    3,453,980
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ENERGY - INDEPENDENT - 1.5%
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Chesapeake Energy Corp., 6.375%, 2015                                                          $10,160,000         $    9,550,400
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Ocean Energy, Inc., 7.25%, 2011                                                                  8,687,000              9,217,828
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                                                                                                                   $   18,768,228
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ENERGY - INTEGRATED - 0.7%
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TNK-BP Ltd., 6.875%, 2011 (z)                                                                  $ 8,640,000         $    8,700,005
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ENTERTAINMENT - 0.9%
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Time Warner, Inc., 9.125%, 2013                                                                $ 6,649,000         $    7,605,572
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Walt Disney Co., 6.375%, 2012                                                                    3,973,000              4,111,987
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                                                                                                                   $   11,717,559
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FINANCIAL INSTITUTIONS - 2.8%
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Allied Capital Corp., 6.625%, 2011                                                             $ 6,500,000         $    6,519,455
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American General Finance Corp., 4.875%, 2012                                                     2,414,000              2,308,800
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Capital One Bank, 4.25%, 2008                                                                    3,474,000              3,379,577
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Countrywide Financial Corp., 6.25%, 2016                                                         6,898,000              6,864,441
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General Electric Capital Corp., 8.7%, 2007                                                       1,244,000              1,265,459
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HSBC Finance Corp., 5.25%, 2011                                                                  5,593,000              5,513,227
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HSBC Finance Corp., 6.75%, 2011                                                                  2,384,000              2,493,776
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HSBC Finance Corp., 5.5%, 2016                                                                   8,598,000              8,324,799
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                                                                                                                   $   36,669,534
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FOOD & BEVERAGES - 0.5%
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Dean Foods Co., 7%, 2016                                                                       $ 6,036,000         $    5,839,830
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FOREST & PAPER PRODUCTS - 0.9%
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MeadWestvaco Corp., 6.8%, 2032                                                                 $ 3,121,000         $    2,966,092
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Stone Container Corp., 7.375%, 2014                                                              3,855,000              3,430,950
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Stora Enso Oyj, 7.25%, 2036 (z)                                                                  5,177,000              5,176,198
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                                                                                                                   $   11,573,240
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GAMING & LODGING - 2.8%
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Harrah's Operating Co., Inc., 7.125%, 2007                                                     $ 6,189,000         $    6,250,147
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Harrah's Operating Co., Inc., 5.375%, 2013                                                       2,587,000              2,409,035
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Harrah's Operating Co., Inc., 5.625%, 2015                                                       4,331,000              4,040,433
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Host Marriott LP, 6.75%, 2016 (a)                                                                6,890,000              6,597,175
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Marriott International, Inc., 6.2%, 2016                                                         4,690,000              4,658,858
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Royal Caribbean Cruises Ltd., 8%, 2010                                                           4,190,000              4,403,325
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Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012                                          6,890,000              7,268,950
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                                                                                                                   $   35,627,923
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INSURANCE - 1.4%
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American International Group, Inc., 4.25%, 2013                                                $ 5,830,000         $    5,364,649
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ING Groep N.V., 5.775% to 2015, FRN to 2049                                                      5,646,000              5,416,067
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Prudential Insurance Co., 7.65%, 2007 (a)                                                        4,623,000              4,713,773
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UnumProvident Corp., 7.625%, 2011                                                                1,989,000              2,079,659
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UnumProvident Corp., 6.85%, 2015 (a)                                                               773,000                764,603
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                                                                                                                   $   18,338,751
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INSURANCE - PROPERTY & CASUALTY - 0.8%
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Fund American Cos., Inc., 5.875%, 2013                                                         $ 6,104,000         $    5,926,252
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St. Paul Travelers Cos., Inc., 6.25%, 2016                                                       4,222,000              4,251,862
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                                                                                                                   $   10,178,114
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MACHINERY & TOOLS - 0.5%
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Case New Holland, Inc., 7.125%, 2014                                                           $ 6,815,000         $    6,627,588
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MEDICAL & HEALTH TECHNOLOGY & SERVICES - 2.0%
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AmerisourceBergen Corp., 5.875%, 2015                                                          $ 6,845,000         $    6,468,648
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Cardinal Health, Inc., 5.85%, 2017                                                               6,898,000              6,653,535
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Fisher Scientific International, Inc., 6.125%, 2015                                              6,885,000              6,635,419
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HCA, Inc., 8.75%, 2010                                                                           4,117,000              4,147,878
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HCA, Inc., 7.875%, 2011                                                                          2,545,000              2,408,206
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                                                                                                                   $   26,313,686
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METALS & MINING - 0.8%
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Corporacion Nacional del Cobre de Chile, 6.375%, 2012 (a)                                      $ 2,308,000         $    2,371,424
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Peabody Energy Corp., 5.875%, 2016                                                               9,475,000              8,551,188
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                                                                                                                   $   10,922,612
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MORTGAGE BACKED - 10.1%
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Fannie Mae, 5.5%, 2017 - 2035                                                                  $45,700,867         $   44,927,527
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Fannie Mae, 6%, 2017 - 2035                                                                     15,517,638             15,488,681
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Fannie Mae, 4.5%, 2018                                                                          11,991,229             11,484,811
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Fannie Mae, 7.5%, 2030 - 2031                                                                    2,995,643              3,099,872
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Fannie Mae, 6.5%, 2032 - 2036                                                                    8,028,706              8,154,413
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Freddie Mac, 6%, 2021 - 2034                                                                     5,166,033              5,179,923
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Freddie Mac, 5%, 2025 - 2035                                                                    30,591,180             29,122,675
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Freddie Mac, 5.5%, 2035                                                                         13,367,598             12,994,116
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                                                                                                                   $  130,452,018
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NATURAL GAS - PIPELINE - 2.0%
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CenterPoint Energy Resources Corp., 7.875%, 2013                                               $ 8,438,000         $    9,203,943
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Kinder Morgan Energy Partners LP, 5.125%, 2014                                                   2,559,000              2,379,489
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Kinder Morgan Energy Partners LP, 7.4%, 2031                                                     3,627,000              3,826,597
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Kinder Morgan, Inc., 6.8%, 2008                                                                  3,345,000              3,372,656
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Magellan Midstream Partners LP, 5.65%, 2016                                                      2,059,000              1,975,617
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Williams Cos., Inc., 7.125%, 2011                                                                4,311,000              4,343,333
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                                                                                                                   $   25,101,635
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NETWORK & TELECOM - 4.0%
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AT&T, Inc., 5.1%, 2014                                                                         $ 8,569,000         $    8,042,392
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Citizens Communications Co., 9.25%, 2011                                                         4,050,000              4,394,250
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Deutsche Telekom International Finance B.V., 8%, 2010                                           11,689,000             12,614,453
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Telecom Italia Capital, 6%, 2034                                                                 5,886,000              5,211,453
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Telecomunicaciones de Puerto Rico, Inc., 6.8%, 2009                                              2,346,000              2,391,726
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Telefonica Emisiones S.A.U., 7.045%, 2036                                                        3,450,000              3,543,633
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Telefonica Europe B.V., 7.75%, 2010                                                              6,019,000              6,427,618
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TELUS Corp., 8%, 2011                                                                            4,820,000              5,265,243
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Verizon New York, Inc., 6.875%, 2012                                                             3,786,000              3,881,195
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                                                                                                                   $   51,771,963
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OIL SERVICES - 0.3%
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Halliburton Co., 5.5%, 2010                                                                    $ 3,395,000         $    3,384,645
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OILS - 0.8%
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Premcor Refining Group, Inc., 7.5%, 2015                                                       $10,500,000         $   10,911,285
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PHARMACEUTICALS - 0.4%
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Wyeth, 5.5%, 2013                                                                              $ 5,206,000         $    5,125,734
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PRINTING & PUBLISHING - 0.3%
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Dex Media West LLC, 9.875%, 2013                                                               $ 3,975,000         $    4,283,063
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RAILROAD & SHIPPING - 0.9%
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CSX Corp., 6.3%, 2012                                                                          $ 4,932,000         $    5,083,176
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TFM S.A. de C.V., 9.375%, 2012                                                                   6,032,000              6,409,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   11,492,176
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REAL ESTATE - 3.2%
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EOP Operating LP, 6.8%, 2009                                                                   $ 4,476,000         $    4,588,827
---------------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, REIT, 4.75%, 2014                                                              6,881,000              6,332,075
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HRPT Properties Trust, REIT, 6.25%, 2016                                                         6,245,000              6,229,656
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ProLogis, REIT, 5.75%, 2016                                                                      6,887,000              6,686,154
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Simon Property Group LP, REIT, 6.35%, 2012                                                       4,283,000              4,392,131
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Simon Property Group LP, REIT, 5.75%, 2015                                                       6,800,000              6,660,158
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Vornado Realty Trust, REIT, 5.625%, 2007                                                         6,252,000              6,234,851
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                                                                                                                   $   41,123,852
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                                                $ 2,887,000         $    3,233,402
---------------------------------------------------------------------------------------------------------------------------------
RETAILERS - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                                                  $ 4,200,000         $    4,189,500
---------------------------------------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                                                               4,765,000              5,038,988
---------------------------------------------------------------------------------------------------------------------------------
Limited Brands, Inc., 6.95%, 2033                                                                4,313,000              4,146,367
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   13,374,855
---------------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Kroger Co., 7.8%, 2007                                                                         $ 5,052,000         $    5,138,536
---------------------------------------------------------------------------------------------------------------------------------
SUPRANATIONAL - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 6.875%, 2012                                                    $ 2,747,000         $    2,877,639
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 9.75%, 2008 (a)                                                       $ 3,758,000         $    3,889,530
---------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.95%, 2014                                                         9,650,000              9,351,690
---------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 7.25%, 2012                                                               3,315,000              3,356,438
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   16,597,658
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc., 7%, 2013                                                                   $ 5,021,000         $    5,392,544
---------------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc., 7.25%, 2012 (a)                                                         7,722,000              7,779,421
---------------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc., 7.625%, 2016 (a)                                                        4,756,000              4,842,673
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   18,014,638
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SERVICES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
FedEx Corp., 9.65%, 2012                                                                       $ 5,930,000         $    7,034,314
---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 3.3%
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.34%, 2024                                                     $ 5,917,113         $    5,480,465
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.93%, 2024                                                       7,020,328              6,758,563
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.99%, 2024                                                       6,459,102              6,229,872
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.625%, 2025                                                      6,711,295              6,307,035
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.86%, 2025                                                       3,873,098              3,695,015
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.11%, 2025                                                      14,144,858             13,706,685
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   42,177,635
---------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 5.3%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.25%, 2023 (f)                                                           $26,700,000         $   29,897,752
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2031                                                               13,491,000             13,949,478
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.375%, 2007                                                               13,476,000             13,396,519
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 9.875%, 2015                                                                2,336,000              3,174,496
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, TIPS, 2%, 2014                                                              7,475,875              7,255,980
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   67,674,225
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 7.4%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (a)                                               $ 6,890,000         $    7,337,850
---------------------------------------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                                            9,886,000             11,047,308
---------------------------------------------------------------------------------------------------------------------------------
DPL, Inc., 6.875%, 2011                                                                          3,644,000              3,777,217
---------------------------------------------------------------------------------------------------------------------------------
Duke Capital Corp., 8%, 2019                                                                     5,750,000              6,476,915
---------------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                               3,211,000              3,508,817
---------------------------------------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                                                       4,189,000              4,315,684
---------------------------------------------------------------------------------------------------------------------------------
Exelon Generation Co. LLC, 6.95%, 2011                                                           3,095,000              3,242,820
---------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                                   7,334,000              7,538,406
---------------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 6.125%, 2036 (a)                                                4,294,000              4,132,009
---------------------------------------------------------------------------------------------------------------------------------
NiSource Finance Corp., 7.875%, 2010                                                             3,010,000              3,228,538
---------------------------------------------------------------------------------------------------------------------------------
Northeast Utilities, 8.58%, 2006                                                                   905,400                907,564
---------------------------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875%, 2014                                                                 4,275,000              4,229,523
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 7.375%, 2016                                                                   6,825,000              6,671,438
---------------------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc., 7.1%, 2011                                                                3,829,000              4,045,717
---------------------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc., 5.625%, 2016                                                              2,828,000              2,744,514
---------------------------------------------------------------------------------------------------------------------------------
PSEG Power LLC, 5.5%, 2015                                                                       1,705,000              1,622,526
---------------------------------------------------------------------------------------------------------------------------------
PSEG Power LLC, 8.625%, 2031                                                                     3,882,000              4,827,309
---------------------------------------------------------------------------------------------------------------------------------
System Energy Resources, Inc., 5.129%, 2014 (a)                                                  3,533,658              3,423,972
---------------------------------------------------------------------------------------------------------------------------------
TXU Energy Co., 7%, 2013                                                                         5,305,000              5,462,780
---------------------------------------------------------------------------------------------------------------------------------
Waterford 3 Funding Corp., 8.09%, 2017                                                           6,180,824              6,303,945
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   94,844,852
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL BONDS                                                                                                      $1,268,613,398
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
New Center Asset Trust, 5.29%, due 8/01/06 (y)                                                 $ 5,500,000         $    5,500,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (K)                                                                                            $1,274,113,398
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.1%                                                                                  14,135,003
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                              $1,288,248,401
---------------------------------------------------------------------------------------------------------------------------------

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $175,616,501, representing 13.6% of net assets.
(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of July 31, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $1,244,153,718 and 97.65% of market value. An independent pricing service provided an evaluated bid for 97.31%
    of the market value.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:


                                                  ACQUISITION          ACQUISITION       CURRENT       TOTAL % OF
RESTRICTED SECURITIES                                DATE                  COST        MARKET VALUE    NET ASSETS
-----------------------------------------------------------------------------------------------------------------
Bayview Financial Revolving Mortgage Loan
Trust, FRN, 6.2%, 2040                               3/1/2006         $  2,930,000     $ 2,930,000
Brazilian Merchant Voucher Receivables
Ltd., 5.911%, 2011                                   7/2/2003            4,438,190       4,360,522
CPS Auto Receivables Trust, 3.52%, 2009              2/14/2003             525,509         517,020
Falcon Franchise Loan LLC, 6.5%, 2014                7/15/2005           2,370,664       2,331,270
Falcon Franchise Loan LLC, FRN, 4.1039%, 2025        1/29/2003           3,456,091       2,926,128
Prudential Securities Secured Financing
Corp., FRN, 7.4499%, 2013                            12/6/2004           3,850,157       3,620,559
Spirit Master Funding LLC, 5.05%, 2023               10/4/2005           2,928,591       2,785,580
Stora Enso Oyj, 7.25%, 2036                          5/30/2006           5,136,257       5,176,198
TNK-BP Ltd., 6.875%, 2011                            7/13/2006           8,601,898       8,700,005
TPREF Funding III Ltd., CDO, 5.34% to
2008, FRN to 2033                                    4/18/2006           6,587,624       6,549,844
-----------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                           $ 39,897,126       3.10%
                                                                                   ------------------------------

The following abbreviations are used in this report and are defined:

CDO    Collateralized Debt Obligation
FRN    Floating Rate Note. The interest rate is the rate in effect as of period end.
REIT   Real Estate Investment Trust
TIPS   Treasury Inflation Protected Security

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS BOND FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 07/31/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:


Aggregate Cost                                                 $1,306,803,421
                                                               ==============
Gross unrealized appreciation                                  $    7,659,305
Gross unrealized depreciation                                     (40,349,328)
                                                               --------------
      Net unrealized appreciation (depreciation)               $  (32,690,023)
                                                               ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

DERIVATIVES
-----------

FUTURES CONTRACTS

                                                                    UNREALIZED
                                                       EXPIRATION  APPRECIATION
                                CONTRACTS    VALUE        DATE    (DEPRECIATION)
-------------------------------------------------------------------------------
U.S. Treasury Note 5 yr (Short)    198    $ 20,635,313   Sep-06     $ (22,349)

CREDIT DEFAULT SWAPS

                 NOTIONAL
                 PRINCIPAL                                          UNREALIZED
                 AMOUNT OF                                         APPRECIATION
EXPIRATION       CONTRACT      DESCRIPTION                        (DEPRECIATION)
-------------------------------------------------------------------------------
3/20/11        $ 3,210,000     Agreement between the fund and      $   (14,133)
                               Citibank, N.A. to exchange the
                               credit risk of Auto Zone, Inc.
                               As a buyer of protection, the
                               fund agrees to pay Citibank
                               quarterly at a fixed annual
                               rate of 0.65% the notional
                               amount of $3,210,000 until
                               maturity on March 20, 2011. If
                               Auto Zone, Inc. experiences one
                               one of the following credit
                               events: bankruptcy, failure to
                               pay, or a restructuring, the
                               fund would then purchase
                               $3,210,000 par of Auto Zone,
                               Inc. bonds at the post credit
                               event market price, and then
                               deliver those bonds to
                               Citibank, who in turn would
                               deliver $3,210,000 in cash to
                               the fund.

3/20/11        $ 3,210,000     Agreement between the fund          $    (8,153)
                               and Merrill Lynch to exchange
                               the credit risk of New York
                               Times Co. as a buyer of
                               protection, the fund agrees to
                               pay Merrill Lynch quarterly at
                               a fixed annual rate of 0.43%
                               of the notional amount of
                               $3,210,000 until maturity on
                               March 20, 2011. If New York
                               Times Co. experiences one of
                               the following credit events:
                               bankruptcy, failure to pay, or
                               a restructuring, the fund
                               would then purchase $3,210,000
                               par of New York Times Co.
                               bonds at the post credit event
                               market price, and then deliver
                               those bonds to Merrill Lynch,
                               who in turn would deliver
                               $3,210,000 in cash to the
                               fund.
                                                                   -----------
                                                                   $   (22,286)

At July 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

MFS(R) Limited Maturity Fund

7/31/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Limited Maturity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 07/31/2006

ISSUER                                                                        SHARES/PAR                  VALUE ($)
-------------------------------------------------------------------------------------------------------------------
BONDS - 98.6%
-------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.2%
-------------------------------------------------------------------------------------------------------------------
American Airlines Corp., 3.857%, 2012                                        $ 1,058,501             $      997,637
-------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 22.4%
-------------------------------------------------------------------------------------------------------------------
Accredited Mortgage Loan Trust, FRN, 5.595%, 2035                            $ 4,345,091             $    4,346,980
-------------------------------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., FRN, 5.685%, 2034                          195,966                    196,008
-------------------------------------------------------------------------------------------------------------------
Bayview Commercial Asset Trust, FRN, 5.695%, 2035 (a)                          3,073,764                  3,082,890
-------------------------------------------------------------------------------------------------------------------
Bayview Commercial Asset Trust, FRN, 0.8788%, 2036 (i)(z)                     11,233,441                    909,909
-------------------------------------------------------------------------------------------------------------------
Bayview Commercial Asset Trust, FRN, 5.655%, 2036 (z)                          2,282,717                  2,279,864
-------------------------------------------------------------------------------------------------------------------
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041                         2,325,000                  2,267,965
-------------------------------------------------------------------------------------------------------------------
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.2%, 2040 (z)           1,402,996                  1,402,996
-------------------------------------------------------------------------------------------------------------------
Brascan Real Estate, FRN, 7.1%, 2040 (z)                                       1,526,000                  1,520,354
-------------------------------------------------------------------------------------------------------------------
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)                  1,756,427                  1,725,689
-------------------------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 2.47%, 2010                                    4,782,657                  4,721,048
-------------------------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust, FRN, 3.9%, 2024                                 1,041,134                  1,035,309
-------------------------------------------------------------------------------------------------------------------
Chalet Finance 1 PLC, FRN, 5.7006%, 2013                                       4,800,000                  4,803,518
-------------------------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 7.37%, 2029                          379,650                    380,563
-------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Asset Trust, FRN, 0.884%, 2032 (a)(i)                     29,761,347                  1,224,212
-------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Pass-Through Certificate, FRN, 5.5588%, 2017 (a)           3,400,000                  3,400,492
-------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., FRN, 5.62%, 2011                                   1,489,818                  1,493,995
-------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035                       2,266,000                  2,240,170
-------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 2.89%, 2009 (z)                                      392,154                    385,230
-------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 3.5%, 2009 (z)                                       125,318                    124,084
-------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 3.52%, 2009 (z)                                       94,244                     93,051
-------------------------------------------------------------------------------------------------------------------
Credit-Based Asset Servicing and Securities, FRN, 5.303%, 2035                 4,216,085                  4,177,217
-------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                        2,673,868                  2,700,002
-------------------------------------------------------------------------------------------------------------------
E*TRADE RV & Marine Trust, 3.62%, 2018                                         3,411,000                  3,244,381
-------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 7.382%, 2010 (a)                                      930,496                    951,959
-------------------------------------------------------------------------------------------------------------------
Gramercy Real Estate CDO Ltd., FRN, 5.805%, 2035                               2,177,207                  2,178,056
-------------------------------------------------------------------------------------------------------------------
Holmes Financing PLC, FRN, 6.2269%, 2040                                       2,600,000                  2,605,980
-------------------------------------------------------------------------------------------------------------------
Household Automotive Trust, 3.44%, 2009                                        2,264,075                  2,235,074
-------------------------------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 3.27%, 2011                                        362,895                    359,557
-------------------------------------------------------------------------------------------------------------------
IMPAC CMB Trust, FRN, 6.025%, 2033                                               585,178                    585,388
-------------------------------------------------------------------------------------------------------------------
IMPAC CMB Trust, FRN, 5.755%, 2034                                             1,674,926                  1,677,739
-------------------------------------------------------------------------------------------------------------------
IMPAC CMB Trust, FRN, 5.845%, 2034                                             1,763,080                  1,768,104
-------------------------------------------------------------------------------------------------------------------
Interstar Millennium Trust, FRN, 5.5194%, 2036                                 2,332,213                  2,336,287
-------------------------------------------------------------------------------------------------------------------
J. P. Morgan Chase Commercial Mortgage Securities Corp., 4.851%, 2042          3,504,086                  3,418,732
-------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 6.48%, 2030                 3,021,664                  3,044,701
-------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.4889%, 2035 (i)     67,394,080                  1,058,087
-------------------------------------------------------------------------------------------------------------------
Long Beach Auto Receivables Trust, FRN, 2.841%, 2010                           3,241,391                  3,175,460
-------------------------------------------------------------------------------------------------------------------
Medallion Trust, FRN, 5.73%, 2031                                                266,270                    266,576
-------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., FRN, 6.8977%, 2030                     2,180,000                  2,214,725
-------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., FRN, 5.45%, 2037                       3,360,000                  3,339,063
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley ABS Capital I, FRN, 5.595%, 2035                                2,581,252                  2,582,421
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., FRN, 0.8746%, 2031 (a)(i)                     34,008,428                    702,444
-------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., FRN, 0.7374%, 2031 (i)                        24,695,935                    262,844
-------------------------------------------------------------------------------------------------------------------
Nationslink Funding Corp., 6.476%, 2030                                        1,924,027                  1,949,196
-------------------------------------------------------------------------------------------------------------------
Nationslink Funding Corp., FRN, 0.4944%, 2023 (i)                             29,296,854                    444,870
-------------------------------------------------------------------------------------------------------------------
New Century Home Equity Loan Trust, FRN, 4.532%, 2035                          2,600,000                  2,553,631
-------------------------------------------------------------------------------------------------------------------
Nomura Asset Acceptance Corp., FRN, 4.423%, 2034                               1,338,801                  1,322,237
-------------------------------------------------------------------------------------------------------------------
NovaStar Mortgage Funding Trust, FRN, 5.675%, 2034                               163,081                    163,101
-------------------------------------------------------------------------------------------------------------------
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 5.29%, 2036                5,096,147                  5,045,186
-------------------------------------------------------------------------------------------------------------------
People's Choice Home Loan Securities Trust, FRN, 5.655%, 2035                  6,322,182                  6,325,679
-------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035                      2,975,957                  2,926,608
-------------------------------------------------------------------------------------------------------------------
Providian Gateway Master Trust, FRN, 5.6688%, 2010 (a)                         4,250,000                  4,255,313
-------------------------------------------------------------------------------------------------------------------
Putnam Structured Product Funding, CDO, FRN, 5.8188%, 2008 (z)                 2,105,085                  2,105,073
-------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., FRN, 5.595%, 2035                   7,773,377                  7,779,723
-------------------------------------------------------------------------------------------------------------------
RMAC PLC, FRN, 5.65%, 2035 (a)                                                 2,097,615                  2,100,342
-------------------------------------------------------------------------------------------------------------------
RMAC PLC, FRN, 5.5%, 2036 (a)                                                  1,011,056                  1,010,898
-------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., FRN, 4.67%, 2035                            2,054,991                  2,025,165
-------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., FRN, 5.625%, 2035 (a)                       4,543,641                  4,545,295
-------------------------------------------------------------------------------------------------------------------
Superannuation Members Home Loans Global Trust, FRN, 5.7272%, 2029             1,218,597                  1,220,528
-------------------------------------------------------------------------------------------------------------------
Thornburg Mortgage Securities Trust, FRN, 5.725%, 2043                         1,765,487                  1,767,298
-------------------------------------------------------------------------------------------------------------------
TIAA Real Estate CDO Ltd., 7.17%, 2032 (a)                                     1,773,935                  1,787,944
-------------------------------------------------------------------------------------------------------------------
Triad Auto Receivables Trust, 3.24%, 2009                                      1,787,987                  1,786,224
-------------------------------------------------------------------------------------------------------------------
Triad Auto Receivables Trust, FRN, 5.7156%, 2009                               1,639,592                  1,639,836
-------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc., FRN, 3.177%, 2033                                     1,047,684                  1,038,629
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $  136,311,900
-------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 2.8%
-------------------------------------------------------------------------------------------------------------------
DaimlerChrysler North America Holdings, FRN, 5.6788%, 2008                   $ 1,700,000             $    1,708,145
-------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Services North America LLC, 4.75%, 2008                        2,050,000                  2,020,437
-------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.8%, 2009                                              3,785,000                  3,518,892
-------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.125%, 2006                                  1,810,000                  1,809,254
-------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.625%, 2009                                  3,360,000                  3,212,392
-------------------------------------------------------------------------------------------------------------------
Johnson Controls, Inc., 5.25%, 2011                                            5,050,000                  4,951,924
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   17,221,044
-------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 10.9%
-------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 7.5%, 2006                                            $ 3,920,000             $    3,928,949
-------------------------------------------------------------------------------------------------------------------
BANK ONE Corp., 7.875%, 2010                                                   5,066,000                  5,482,805
-------------------------------------------------------------------------------------------------------------------
Bosphorus Financial Services Ltd., FRN, 6.97%, 2012 (z)                        1,700,000                  1,687,235
-------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 4.875%, 2010                           3,100,000                  3,025,476
-------------------------------------------------------------------------------------------------------------------
DEPFA Bank PLC, 3.625%, 2008                                                   6,100,000                  5,887,369
-------------------------------------------------------------------------------------------------------------------
Glitnir Banki HF, 6.693% to 2011, FRN to 2016 (a)                                970,000                    971,045
-------------------------------------------------------------------------------------------------------------------
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049 (a)                           5,324,000                  5,585,387
-------------------------------------------------------------------------------------------------------------------
National Westminster Bank PLC, 7.75% to 2007, FRN to 2049                      1,110,000                  1,135,347
-------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 6.125%, 2006                                      2,620,000                  2,622,479
-------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 3.875%, 2008                                      3,000,000                  2,889,558
-------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.7%, 2009                                        3,300,000                  3,208,946
-------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC, 9.118%, 2049                                 4,527,000                  5,007,776
-------------------------------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049 (a)                         7,367,000                  7,531,395
-------------------------------------------------------------------------------------------------------------------
Spintab AB, 7.5% to 2006, FRN to 2049                                          1,125,000                  1,125,632
-------------------------------------------------------------------------------------------------------------------
Spintab AB, 7.5% to 2006, FRN to 2049 (a)                                      1,150,000                  1,150,646
-------------------------------------------------------------------------------------------------------------------
Turanalem Finance B. V., 10%, 2007                                             2,725,000                  2,799,938
-------------------------------------------------------------------------------------------------------------------
VTB Capital, FRN, 6.1744%, 2007 (a)                                            2,001,000                  1,998,999
-------------------------------------------------------------------------------------------------------------------
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2042                          2,820,000                  2,774,310
-------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 6.4%, 2008                                                     4,300,000                  4,370,898
-------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 6.3%, 2028                                                     2,770,000                  2,815,367
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   65,999,557
-------------------------------------------------------------------------------------------------------------------
BROADCASTING - 1.0%
-------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 4.625%, 2008                             $ 2,350,000             $    2,310,555
-------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 7.65%, 2010                                1,710,000                  1,781,914
-------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., FRN, 6.8294%, 2006                                        1,977,000                  1,979,511
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $    6,071,980
-------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 1.8%
-------------------------------------------------------------------------------------------------------------------
AMVESCAP PLC, 4.5%, 2009                                                     $ 3,208,000             $    3,090,642
-------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 7.35%, 2009                                         3,900,000                  4,083,951
-------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5%, 2011                                              870,000                    848,588
-------------------------------------------------------------------------------------------------------------------
Lehman Brothers E-Capital Trust I, FRN, 5.9538%, 2065                          2,524,000                  2,525,307
-------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 3.95%, 2009                                      300,000                    285,662
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   10,834,150
-------------------------------------------------------------------------------------------------------------------
BUILDING - 1.5%
-------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.625%, 2010                                   $ 1,870,000             $    1,963,040
-------------------------------------------------------------------------------------------------------------------
Hanson PLC, 7.875%, 2010                                                       3,480,000                  3,736,737
-------------------------------------------------------------------------------------------------------------------
Lafarge S.A., 6.15%, 2011                                                      3,410,000                  3,431,923
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $    9,131,700
-------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 1.0%
-------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc., 5.25%, 2011                                             $ 5,970,000             $    5,903,321
-------------------------------------------------------------------------------------------------------------------
CABLE TV - 1.6%
-------------------------------------------------------------------------------------------------------------------
Comcast Corp., 5.45%, 2010                                                   $ 3,100,000             $    3,070,965
-------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625%, 2010                                         3,820,000                  3,670,290
-------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 7.25%, 2008                                  3,100,000                  3,195,945
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $    9,937,200
-------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.8%
-------------------------------------------------------------------------------------------------------------------
Chevron Phillips Chemical Co. LLC, 5.375%, 2007                              $ 5,005,000             $    4,989,615
-------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 0.5%
-------------------------------------------------------------------------------------------------------------------
Tyco International Group S.A., 5.8%, 2006                                    $ 3,321,000             $    3,321,000
-------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 1.0%
-------------------------------------------------------------------------------------------------------------------
Cendant Corp., 6.875%, 2006                                                  $ 2,700,000             $    2,700,780
-------------------------------------------------------------------------------------------------------------------
Fortune Brands, Inc., 5.125%, 2011                                             3,272,000                  3,168,942
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $    5,869,722
-------------------------------------------------------------------------------------------------------------------
DEFENSE ELECTRONICS - 0.6%
-------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 4.75%, 2010 (a)                                  $ 3,932,000             $    3,783,952
-------------------------------------------------------------------------------------------------------------------
EMERGING MARKET QUASI-SOVEREIGN - 0.7%
-------------------------------------------------------------------------------------------------------------------
Export-Import Banks of Korea, 4.125%, 2009 (a)                               $ 2,300,000             $    2,220,392
-------------------------------------------------------------------------------------------------------------------
Gazprom, 9.125%, 2007                                                          1,800,000                  1,837,080
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $    4,057,472
-------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.2%
-------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 4.375%, 2007                                             $ 1,155,000             $    1,138,370
-------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.3%
-------------------------------------------------------------------------------------------------------------------
TNK-BP Ltd., 6.875%, 2011 (z)                                                $ 2,060,000             $    2,074,307
-------------------------------------------------------------------------------------------------------------------
FINANCIAL INSTITUTIONS - 3.5%
-------------------------------------------------------------------------------------------------------------------
Allied Capital Corp., 6.625%, 2011                                           $ 1,940,000             $    1,945,806
-------------------------------------------------------------------------------------------------------------------
Capital One Bank, 4.25%, 2008                                                  3,091,000                  3,006,987
-------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 5.5%, 2007                                         660,000                    659,638
-------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 4.125%, 2009                                     4,400,000                  4,215,913
-------------------------------------------------------------------------------------------------------------------
Household Finance Corp., 4.75%, 2009                                           9,500,000                  9,325,447
-------------------------------------------------------------------------------------------------------------------
International Lease Finance Corp., 5%, 2010                                    2,341,000                  2,287,616
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   21,441,407
-------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 2.2%
-------------------------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC, 3.875%, 2008 (a)                                      $ 4,790,000             $    4,619,648
-------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 4%, 2008                                                    3,600,000                  3,487,381
-------------------------------------------------------------------------------------------------------------------
Miller Brewing Co., 4.25%, 2008 (a)                                            5,325,000                  5,184,734
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   13,291,763
-------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.4%
-------------------------------------------------------------------------------------------------------------------
Carnival Corp., 3.75%, 2007                                                  $ 2,600,000             $    2,540,143
-------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 0.5%
-------------------------------------------------------------------------------------------------------------------
Steelcase, Inc., 6.375%, 2006                                                $ 3,090,000             $    3,083,888
-------------------------------------------------------------------------------------------------------------------
INSURANCE - 2.4%
-------------------------------------------------------------------------------------------------------------------
Aetna, Inc., 5.75%, 2011                                                     $ 2,350,000             $    2,355,342
-------------------------------------------------------------------------------------------------------------------
ASIF Global Financing XVIII, 3.85%, 2007 (a)                                   2,500,000                  2,448,013
-------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc., 4.7%, 2007                            1,750,000                  1,732,339
-------------------------------------------------------------------------------------------------------------------
John Hancock Global Funding II, 3.5%, 2009 (a)                                 4,530,000                  4,335,817
-------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co., 7.65%, 2007 (a)                                      3,380,000                  3,446,366
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   14,317,877
-------------------------------------------------------------------------------------------------------------------
INSURANCE - PROPERTY & CASUALTY - 1.5%
-------------------------------------------------------------------------------------------------------------------
AIG SunAmerica Global Financing IX, 5.1%, 2007 (a)                           $ 2,305,000             $    2,300,450
-------------------------------------------------------------------------------------------------------------------
Safeco Corp., 4.2%, 2008                                                       5,040,000                  4,924,196
-------------------------------------------------------------------------------------------------------------------
St. Paul Cos., 8.125%, 2010                                                    1,910,000                  2,063,757
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $    9,288,403
-------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET QUASI-SOVEREIGN - 3.3%
-------------------------------------------------------------------------------------------------------------------
KfW Bankengruppe, 2.375%, 2006                                               $ 4,580,000             $    4,558,767
-------------------------------------------------------------------------------------------------------------------
KfW Bankengruppe, 3.25%, 2007                                                  6,400,000                  6,248,390
-------------------------------------------------------------------------------------------------------------------
KfW International Finance, Inc., 4.75%, 2007                                   2,000,000                  1,991,628
-------------------------------------------------------------------------------------------------------------------
Landesbank Baden-Wurttemberg, 5.125%, 2007                                     1,000,000                    996,574
-------------------------------------------------------------------------------------------------------------------
Landwirtschaftliche Rentenbank, 4.5%, 2006                                     1,000,000                    998,313
-------------------------------------------------------------------------------------------------------------------
Province of Manitoba, 4.25%, 2006                                              5,020,000                  5,002,325
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   19,795,997
-------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET SOVEREIGN - 1.2%
-------------------------------------------------------------------------------------------------------------------
Bayerische Landesbank Girozentrale, 3.2%, 2009                               $ 8,000,000             $    7,567,176
-------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED - 11.9%
-------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7%, 2015                                                         $   298,315             $      306,481
-------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2016 - 2019                                                  7,102,436                  7,047,011
-------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2017                                                           3,304,524                  3,335,982
-------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2017                                                         1,028,276                  1,043,644
-------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2018                                                         3,595,287                  3,443,449
-------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2018                                                           6,609,489                  6,441,310
-------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2017 - 2025                                                14,970,261                 14,794,882
-------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2017                                                          1,032,408                  1,039,890
-------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2018 - 2023                                                  30,191,978                 29,606,956
-------------------------------------------------------------------------------------------------------------------
Freddie Mac, 3%, 2021                                                          4,719,905                  4,632,319
-------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 7.5%, 2007 - 2011                                                    348,579                    360,457
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   72,052,381
-------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 0.3%
-------------------------------------------------------------------------------------------------------------------
IMPAC Secured Assets Corp., FRN, 5.735%, 2036                                $ 2,033,714             $    2,037,236
-------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 1.8%
-------------------------------------------------------------------------------------------------------------------
Enterprise Products Partners LP, 4.95%, 2010                                 $ 3,800,000             $    3,673,403
-------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 5.35%, 2007                                  4,380,000                  4,331,973
-------------------------------------------------------------------------------------------------------------------
Kinder Morgan Finance, 5.35%, 2011                                             3,264,000                  3,050,574
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   11,055,950
-------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 4.0%
-------------------------------------------------------------------------------------------------------------------
GTE Corp., 7.51%, 2009                                                       $ 2,200,000             $    2,292,717
-------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc., 4.125%, 2009                                         5,830,000                  5,586,230
-------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 4%, 2008                                               4,100,000                  3,951,260
-------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 4%, 2010                                               1,100,000                  1,035,355
-------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 4.875%, 2010                                           2,227,000                  2,141,541
-------------------------------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.8%, 2009                            2,850,000                  2,905,549
-------------------------------------------------------------------------------------------------------------------
Telefonica Europe B. V., 7.75%, 2010                                           3,960,000                  4,228,836
-------------------------------------------------------------------------------------------------------------------
TELUS Corp., 7.5%, 2007                                                        2,000,000                  2,030,302
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   24,171,790
-------------------------------------------------------------------------------------------------------------------
POLLUTION CONTROL - 0.3%
-------------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 7%, 2006                                             $ 1,501,000             $    1,504,808
-------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.6%
-------------------------------------------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 6.125%, 2006                                    $ 3,713,000             $    3,713,000
-------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 2.8%
-------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 6.8%, 2009                                                 $ 3,290,000             $    3,372,931
-------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 4.65%, 2010                                                  2,000,000                  1,912,418
-------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp., REIT, 7.5%, 2006                                           2,900,000                  2,911,209
-------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, REIT, 7.125%, 2009                                    1,900,000                  1,966,536
-------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, REIT, 4.6%, 2010                                      2,258,000                  2,179,553
-------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, REIT, 5.625%, 2007                                       4,800,000                  4,786,834
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   17,129,481
-------------------------------------------------------------------------------------------------------------------
RETAILERS - 0.5%
-------------------------------------------------------------------------------------------------------------------
May Department Stores Co., 5.95%, 2008                                       $ 2,937,000             $    2,953,200
-------------------------------------------------------------------------------------------------------------------
SUPERMARKETS - 0.9%
-------------------------------------------------------------------------------------------------------------------
Kroger Co., 7.8%, 2007                                                       $ 3,110,000             $    3,163,271
-------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 4.95%, 2010                                                       984,000                    953,871
-------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 6.5%, 2011                                                      1,250,000                  1,274,744
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $    5,391,886
-------------------------------------------------------------------------------------------------------------------
SUPRANATIONAL - 0.3%
-------------------------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 7.25%, 2007                                   $ 1,550,000             $    1,562,075
-------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.3%
-------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 4.78%, 2006                                            $ 6,200,000             $    6,198,165
-------------------------------------------------------------------------------------------------------------------
Vodafone Airtouch PLC, 7.75%, 2010                                             1,700,000                  1,806,327
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $    8,004,492
-------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.5%
-------------------------------------------------------------------------------------------------------------------
Philip Morris Capital Corp., 7.5%, 2009                                      $ 3,040,000             $    3,165,856
-------------------------------------------------------------------------------------------------------------------
U. S. GOVERNMENT AGENCIES - 2.1%
-------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 4.625%, 2008                                         $ 5,200,000             $    5,148,608
-------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.875%, 2007                                                      4,100,000                  4,085,002
-------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.1%, 2016                                      2,226,555                  2,199,442
-------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.94%, 2016                                     1,490,000                  1,490,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   12,923,052
-------------------------------------------------------------------------------------------------------------------
U. S. TREASURY OBLIGATIONS - 1.7%
-------------------------------------------------------------------------------------------------------------------
U. S. Treasury Notes, 3%, 2006                                               $    83,000             $       82,254
-------------------------------------------------------------------------------------------------------------------
U. S. Treasury Notes, 6.125%, 2007 (f)                                         7,500,000                  7,575,293
-------------------------------------------------------------------------------------------------------------------
U. S. Treasury Notes, 2.625%, 2008                                             2,990,000                  2,870,167
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   10,527,714
-------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 7.3%
-------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc., 6.35%, 2007                                $ 5,861,000             $    5,884,919
-------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., FRN, 5.687%, 2008                                    1,880,000                  1,881,246
-------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.5%, 2009                              2,325,000                  2,462,363
-------------------------------------------------------------------------------------------------------------------
Exelon Generation Co. LLC, 6.95%, 2011                                         2,700,000                  2,828,955
-------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 5.5%, 2006                                                  1,971,000                  1,970,267
-------------------------------------------------------------------------------------------------------------------
FPL Group Capital, Inc., 5.551%, 2008                                          3,927,900                  3,926,887
-------------------------------------------------------------------------------------------------------------------
HQI Transelec Chile S.A., 7.875%, 2011                                         2,670,000                  2,792,452
-------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 4.625%, 2007                                  4,140,000                  4,096,443
-------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 3.5%, 2008                                    1,076,000                  1,038,670
-------------------------------------------------------------------------------------------------------------------
Oncor Electric Delivery Co., 5%, 2007                                          3,826,000                  3,795,576
-------------------------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., 3.6%, 2009                                         2,585,000                  2,468,122
-------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc., 6.05%, 2007                                             2,610,000                  2,617,924
-------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc., 7.1%, 2011                                              1,693,000                  1,788,822
-------------------------------------------------------------------------------------------------------------------
TXU Energy Co., 6.125%, 2008                                                   1,425,000                  1,432,004
-------------------------------------------------------------------------------------------------------------------
Virginia Electric & Power Co., 5.375%, 2007                                    1,250,000                  1,248,234
-------------------------------------------------------------------------------------------------------------------
Virginia Electric & Power Co., 4.1%, 2008                                      4,100,000                  3,968,800
-------------------------------------------------------------------------------------------------------------------
                                                                                                     $   44,201,684
-------------------------------------------------------------------------------------------------------------------
  TOTAL BONDS                                                                                        $  599,364,186
-------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.6%
-------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.3%, due 8/01/06 (y)                      $ 3,366,000             $    3,366,000
-------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(K)                                                                               $  602,730,186
-------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.8%                                                                     5,142,559
-------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                $  607,872,745
-------------------------------------------------------------------------------------------------------------------

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $68,638,633, representing 11.3% of net assets.
(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of July 31, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $570,016,281 and 94.57% of market value. An independent pricing service provided an evaluated bid for 94.19% of the market value.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities

                                                                       ACQUISITION   ACQUISITION      CURRENT        TOTAL % OF
RESTRICTED SECURITIES                                                     DATE           COST      MARKET VALUE      NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
      Bayview Commercial Asset Trust, FRN, 0.8788%, 2036                 5/16/2006    $  983,048  $   909,909
      Bayview Commercial Asset Trust, FRN, 5.655%, 2036                  2/23/2006     2,271,501    2,279,864
      Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.2%, 2040   3/1/2006      1,402,996    1,402,996
      Bosphorus Financial Services Ltd., FRN, 6.97%, 2012                3/8/2005      1,700,000    1,687,235
      Brascan Real Estate, FRN, 7.1%, 2040                               9/14/2004     1,526,000    1,520,354
      Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011          7/2/2003      1,756,427    1,725,689
      CPS Auto Receivables Trust, 2.89%, 2009                            11/15/2003      365,224      385,230
      CPS Auto Receivables Trust, 3.5%, 2009                             8/20/2002       114,727      124,084
      CPS Auto Receivables Trust, 3.52%, 2009                            9/15/2003        87,230       93,051
      Putnam Structured Product Funding, CDO, FRN, 5.8188%, 2008         9/23/2003     2,027,119    2,105,073
      TNK-BP Ltd., 6.875%, 2011                                          7/13/2006     2,050,915    2,074,307
--------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                       $ 14,307,792          2.4%
                                                                                                  ============          ===

The following abbreviations are used in this report and are defined:

CDO  Collateralized Debt Obligation
FRN  Floating Rate Note. The interest rate is the rate in effect as of period end.
REIT Real Estate Investment Trust

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS LIMITED MATURITY FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 07/31/2006

(1) PORTFOLIO SECURITIES
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                 $ 622,921,799
                                                               =============
Gross unrealized appreciation                                  $     220,592
Gross unrealized depreciation                                    (20,412,205)
                                                               -------------
      Net unrealized appreciation (depreciation)               $ (20,191,613)
                                                               =============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS
FUTURES CONTRACTS

                                                                   UNREALIZED
                                                      EXPIRATION  APPRECIATION
                               CONTRACTS    VALUE        DATE    (DEPRECIATION)
-------------------------------------------------------------------------------
U.S. Treasury Note 5 yr (Short)   407     42,417,031    Sep-06    $ (109,252)

At July 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

MFS(R) Municipal Limited Maturity Fund

7/31/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Municipal Limited Maturity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 07/31/2006

---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES/PAR              VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 98.8%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 6.3%
---------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Airport Rev., "A", FSA, 5.375%, 2015                                              $ 1,000,000         $    1,070,710
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL (O'Hare International Airport Rev.), "A-2", FSA, 5.25%, 2013                         1,500,000              1,582,485
---------------------------------------------------------------------------------------------------------------------------------
Cleveland, OH, Airport Systems Rev., "A", FSA, 5.5%, 2008                                          250,000                255,638
---------------------------------------------------------------------------------------------------------------------------------
Dallas Fort Worth, TX, International Airport, "A", AMBAC, 6%, 2013                               1,000,000              1,104,130
---------------------------------------------------------------------------------------------------------------------------------
Delaware River Port Authority Pennsylvania & New Jersey (Refunding Port District
  Project), "A", FSA, 5.25%, 2009                                                                  550,000                569,344
---------------------------------------------------------------------------------------------------------------------------------
Denver, CO, City & County Airport Rev., "C", MBIA, 6%, 2006                                      1,000,000              1,006,340
---------------------------------------------------------------------------------------------------------------------------------
Houston, TX, Airport Systems Rev., "B", FGIC, 5.25%, 2015                                        1,250,000              1,288,388
---------------------------------------------------------------------------------------------------------------------------------
Long Beach, CA, Harbor Rev., "A", FGIC, 5%, 2015                                                 1,000,000              1,049,870
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., "A", 5.25%, 2007                                                375,000                379,275
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev., "A", 5.75%, 2010                                                175,000                187,024
---------------------------------------------------------------------------------------------------------------------------------
Minneapolis & St. Paul, MN, Metropolitan Airport, "D", FGIC, 5.25%, 2009                           500,000                515,255
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development Agency (Terminal One Group Assn.), 5.5%, 2014               1,000,000              1,066,930
---------------------------------------------------------------------------------------------------------------------------------
Port Seattle, WA, Rev., "B", FGIC, 5.5%, 2007                                                      500,000                505,305
---------------------------------------------------------------------------------------------------------------------------------
Rhode Island Economic Development Corp. Airport Rev., "A", FGIC, 5%, 2012                          750,000                783,885
---------------------------------------------------------------------------------------------------------------------------------
Richland Lexington, SC, Columbia Metropolitan Airport Rev., "A", FSA, 5%, 2009                     200,000                205,660
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   11,570,239
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 9.6%
---------------------------------------------------------------------------------------------------------------------------------
Broward County, FL, "B", 5%, 2008                                                              $   500,000         $      508,705
---------------------------------------------------------------------------------------------------------------------------------
Columbus, OH, 5.25%, 2011                                                                          705,000                747,307
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts Consolidated Loan, "A", 5%, 2016                                   1,000,000              1,060,790
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, "A", 6%, 2010 (c)                                                   310,000                334,099
---------------------------------------------------------------------------------------------------------------------------------
Du Page County, IL (ARS Jail Project), 5%, 2009                                                    870,000                894,212
---------------------------------------------------------------------------------------------------------------------------------
Hawaii, "CY", FSA, 5.25%, 2008                                                                     500,000                510,800
---------------------------------------------------------------------------------------------------------------------------------
Hawkins County, TN, AMBAC, 4.5%, 2008                                                              425,000                430,313
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "A", 5.25%, 2012                                                                     265,000                282,408
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "B", 5.75%, 2011                                                                     375,000                403,069
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "C", 5.25%, 2009                                                                     250,000                259,523
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "G", 5.5%, 2009                                                                      780,000                815,170
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "K", 5%, 2010                                                                        370,000                384,160
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "N", 5%, 2013                                                                      1,030,000              1,085,878
---------------------------------------------------------------------------------------------------------------------------------
Oakland, CA, "A", FGIC, 5%, 2010                                                                   820,000                855,563
---------------------------------------------------------------------------------------------------------------------------------
Pawtucket, RI, "A", AMBAC, 5%, 2009                                                              1,000,000              1,031,240
---------------------------------------------------------------------------------------------------------------------------------
Saraland, AL, Warrants, MBIA, 4.5%, 2009                                                           865,000                879,601
---------------------------------------------------------------------------------------------------------------------------------
St. Clair County, IL, FGIC, 5.625%, 2012                                                           500,000                534,550
---------------------------------------------------------------------------------------------------------------------------------
State of California, 5%, 2011                                                                    2,250,000              2,353,973
---------------------------------------------------------------------------------------------------------------------------------
State of California, 5%, 2012                                                                    1,150,000              1,212,020
---------------------------------------------------------------------------------------------------------------------------------
State of Tennessee, "A", FGIC, 5.25%, 2008                                                         500,000                510,875
---------------------------------------------------------------------------------------------------------------------------------
State of Washington, "B", FSA, 5%, 2008                                                            500,000                508,565
---------------------------------------------------------------------------------------------------------------------------------
State of Wisconsin, 5.125%, 2011                                                                   400,000                423,012
---------------------------------------------------------------------------------------------------------------------------------
State of Wisconsin, "1", MBIA, 5%, 2017                                                            500,000                526,520
---------------------------------------------------------------------------------------------------------------------------------
Taylor, MI, Building Authority, AMBAC, 5.5%, 2010                                                  500,000                528,510
---------------------------------------------------------------------------------------------------------------------------------
Titus County, TX, Hospital District, FGIC, 5%, 2013                                                510,000                540,671
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   17,621,534
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Kauai County, HI, "A", FGIC, 6.25%, 2010 (c)                                                   $   375,000         $      409,189
---------------------------------------------------------------------------------------------------------------------------------
New Orleans, LA, Certificate Indebtedness, FSA, 5.5%, 2010                                         500,000                529,300
---------------------------------------------------------------------------------------------------------------------------------
Oak Ridge, TN, AMBAC, 5%, 2012                                                                     300,000                313,404
---------------------------------------------------------------------------------------------------------------------------------
Pittsburgh, PA, "N", FSA, 5.25%, 2015                                                            1,000,000              1,083,250
---------------------------------------------------------------------------------------------------------------------------------
State of Mississippi, "I", ETM, 5.5%, 2006 (c)                                                     250,000                251,090
---------------------------------------------------------------------------------------------------------------------------------
State of Mississippi, ETM, 6.2%, 2008 (c)                                                          420,000                432,650
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,018,883
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 8.8%
---------------------------------------------------------------------------------------------------------------------------------
Bastrop, TX, Independent School District Capital Appreciation, "N", PSF, 0%, 2020              $ 1,000,000         $      513,510
---------------------------------------------------------------------------------------------------------------------------------
Bloomington, MN, Independent School District, "B", 5.25%, 2010 (j)                                 500,000                522,185
---------------------------------------------------------------------------------------------------------------------------------
Byron Center, MI, Public Schools, Q-SBLF, 5%, 2011                                                 600,000                628,830
---------------------------------------------------------------------------------------------------------------------------------
Clackamas County, OR, School District, 6%, 2010 (c)                                                315,000                339,450
---------------------------------------------------------------------------------------------------------------------------------
Cook County, IL, Community Consolidated School, FSA, ETM, 0%, 2008 (c)                             500,000                457,425
---------------------------------------------------------------------------------------------------------------------------------
Deer Park, TX, Independent School District, PSF, 0%, 2009                                        1,000,000                902,520
---------------------------------------------------------------------------------------------------------------------------------
DeSoto, TX, Independent School District School Building, "N", PSF, 0%, 2021                      3,860,000              1,845,312
---------------------------------------------------------------------------------------------------------------------------------
Ennis, TX, Independent School District Capital Appreciation, "N", PSF, 0%, 2021                  2,865,000              1,399,409
---------------------------------------------------------------------------------------------------------------------------------
Fayette County, GA, School District, FSA, 0% to 2010, 4.15% to 2014                                710,000                587,220
---------------------------------------------------------------------------------------------------------------------------------
Fayette County, GA, School District, FSA, 0% to 2010, 4.35% to 2016                                355,000                293,166
---------------------------------------------------------------------------------------------------------------------------------
Ferndale, MI, School District, Q-SBLF, 5.5%, 2013                                                1,115,000              1,189,538
---------------------------------------------------------------------------------------------------------------------------------
Florida Board of Education, Lottery Rev., "B", FGIC, 5.5%, 2010 (c)                                150,000                160,646
---------------------------------------------------------------------------------------------------------------------------------
Hall County, GA, School District, 4.5%, 2007                                                     1,540,000              1,548,208
---------------------------------------------------------------------------------------------------------------------------------
Manistee, MI, Public Schools, FGIC, 5.15%, 2009 (c)                                                100,000                103,639
---------------------------------------------------------------------------------------------------------------------------------
Midlothian, TX, Independent School District, "A", PSF, 4.4%, 2007                                  700,000                702,520
---------------------------------------------------------------------------------------------------------------------------------
Northside, TX, Independent School District, PSF, 5.5%, 2016                                        850,000                904,545
---------------------------------------------------------------------------------------------------------------------------------
Norwin, PA, School District, FGIC, 6%, 2010 (c)                                                    250,000                267,560
---------------------------------------------------------------------------------------------------------------------------------
Oconto Falls, WI, Public School District, "B", FSA, 5.25%, 2007                                    500,000                504,405
---------------------------------------------------------------------------------------------------------------------------------
Plymouth Canton, MI, Community School, Q-SBLF, 5%, 2011                                            500,000                524,025
---------------------------------------------------------------------------------------------------------------------------------
Round Rock, TX, Independent School District, PSF, 6.5%, 2010 (c)                                   500,000                550,180
---------------------------------------------------------------------------------------------------------------------------------
Round Rock, TX, Independent School District, PSF, 5.375%, 2012                                     570,000                613,292
---------------------------------------------------------------------------------------------------------------------------------
South Carolina, "A", 5.75%, 2007                                                                   500,000                504,255
---------------------------------------------------------------------------------------------------------------------------------
Tuscaloosa, AL, 5%, 2007                                                                           465,000                468,134
---------------------------------------------------------------------------------------------------------------------------------
United Independent School District, TX, Capital Appreciation, PSF, 0%, 2017                        545,000                323,626
---------------------------------------------------------------------------------------------------------------------------------
Westerville, OH, City School District, MBIA, 5.5%, 2011 (c)                                        300,000                322,422
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   16,176,022
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 11.5%
---------------------------------------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), "I",
  4.95%, 2026                                                                                  $ 3,000,000         $    3,084,870
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Community Development Authority (Kaiser Permanente), "D",
  4.35%, 2036                                                                                      600,000                601,986
---------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Catholic Health Initiatives), "A", 5%, 2008             500,000                508,935
---------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Parkview Medical Center), 5%, 2010                      550,000                561,765
---------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Parkview Medical Center), 5%, 2011                      575,000                586,069
---------------------------------------------------------------------------------------------------------------------------------
DCH Health Care Authority, AL, Facilities Rev., 4%, 2008                                           500,000                500,850
---------------------------------------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Rev., "A", 5.125%, 2006                                              200,000                200,398
---------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Children's Memorial Hospital), "A", AMBAC,
  5.75%, 2009 (c)                                                                                  250,000                265,773
---------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facility Financing Authority Rev. (Ascension Health), "F", 5.5%, 2008               500,000                517,395
---------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facility Financing Authority Rev. (Holy Cross Health Systems Corp.),
  MBIA, 5.375%, 2008                                                                             1,000,000              1,033,360
---------------------------------------------------------------------------------------------------------------------------------
Iowa Finance Authority Health Care Facilities (Genesis Medical Center), 6%, 2010                   210,000                223,572
---------------------------------------------------------------------------------------------------------------------------------
Joplin, MO, Industrial Development Authority, Health Facilities Rev. (Freeman Health
  Systems), 5.5%, 2013                                                                             700,000                733,579
---------------------------------------------------------------------------------------------------------------------------------
Kent, MI, Hospital Finance Authority Rev. (Spectrum Health), "A", 5.25%, 2009                      750,000                771,833
---------------------------------------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority (Norton Healthcare, Inc.), "A",
  6.125%, 2010                                                                                     180,000                186,581
---------------------------------------------------------------------------------------------------------------------------------
Lakewood, OH, Hospital Improvement Rev. (Lakewood Hospital Assn.), 5.5%, 2009                    1,000,000              1,029,950
---------------------------------------------------------------------------------------------------------------------------------
Martin County, FL, Health Facilities Authority, Hospital Rev. (Martin Memorial Medical
  Center), "B", 5.25%, 2008                                                                        800,000                817,008
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency (Massachusetts Biomedical Research
  Corp.), "C", 5.75%, 2006                                                                         260,000                260,000
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Baystate Medical
  Center), "F", 5%, 2009                                                                           235,000                239,446
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Covenant Health
  System), 5%, 2007                                                                                 40,000                 40,250
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), "D",
  4.8%, 2006                                                                                       600,000                600,150
---------------------------------------------------------------------------------------------------------------------------------
Michigan Hospital Finance Authority Rev. (Genesys Health System), "A", ETM,
  5.5%, 2007 (c)                                                                                   750,000                765,593
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Hospital Equipment & Facilities Authority Rev. (Southwest Mississippi
  Regional Medical Center), 5%, 2014                                                               500,000                507,595
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Education Facilities (Covenant Health), 5%, 2014                          1,030,000              1,058,377
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Education Facilities (Exeter Hospital), 4.6%, 2007                          395,000                396,173
---------------------------------------------------------------------------------------------------------------------------------
Oklahoma Development Finance Authority (Unity Health Center), 5%, 2013                             875,000                892,351
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Hospital & High Education (Children's Hospital), "E", MBIA, 5%, 2032             750,000                757,425
---------------------------------------------------------------------------------------------------------------------------------
Rhode Island Health & Education Building, Hospital Financing (Lifespan Obligated
  Group), 5.75%, 2010                                                                              250,000                264,425
---------------------------------------------------------------------------------------------------------------------------------
Spartanburg County, SC, Health Service, "B", MBIA, 6%, 2007                                        675,000                685,449
---------------------------------------------------------------------------------------------------------------------------------
Springfield, TN, Health & Higher Educational Facilities Hospital Rev. (Northcrest
  Medical Center), 5.25%, 2013                                                                     485,000                489,865
---------------------------------------------------------------------------------------------------------------------------------
Steubenville, OH Hospital Rev. (Trinity Hospital), 5.7%, 2010                                      220,000                233,398
---------------------------------------------------------------------------------------------------------------------------------
Tyler, TX, Health Facilities Development Corp. (Mother Frances Hospital), 5%, 2007                 500,000                503,120
---------------------------------------------------------------------------------------------------------------------------------
Waco, TX, Health Facilities Development Corp. (Ascension Health), "A", 5.5%, 2009                  250,000                262,278
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.),
  5.25%, 2012                                                                                      610,000                627,294
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.),
  5.25%, 2013                                                                                      645,000                662,628
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan
  Services), 5%, 2007                                                                              260,000                262,392
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   21,132,133
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), "B", 3.75%, 2034             $   735,000         $      718,499
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - AIRLINES - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Port Authority Rev. (U.S. Airways), MBIA, 5%, 2006                               $    50,000         $       50,031
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - CHEMICALS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), "B-2", 4.75%, 2033            $   330,000         $      331,921
---------------------------------------------------------------------------------------------------------------------------------
Michigan Strategic Fund Limited Rev. (Dow Chemical Co.), 4.6%, 2014                                350,000                353,217
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      685,138
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Community Development Authority, Solid Waste Facilities Rev
  (Republic Services, Inc.), "A", 4.95%, 2012                                                  $   250,000         $      255,293
---------------------------------------------------------------------------------------------------------------------------------
Michigan Solid Waste Disposal Rev. (Waste Management, Inc.), 4.5%, 2013                          1,000,000                984,620
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority (Waste Management, Inc.), "A", 5.3%, 2015              1,000,000              1,034,220
---------------------------------------------------------------------------------------------------------------------------------
Ohio Solid Waste Rev. (Republic Services, Inc.), 4.25%, 2033                                     1,000,000                966,900
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,241,033
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Cartersville, GA, Development Authority Rev. (Anheuser Busch), 5.1%, 2012                      $   375,000         $      390,285
---------------------------------------------------------------------------------------------------------------------------------
Corpus Christi, TX, Nueces County General Rev. (Union Pacific Corp.), 5.35%, 2010                  610,000                617,497
---------------------------------------------------------------------------------------------------------------------------------
Fort Bend County, TX, Industrial Development (Frito Lay, Inc.), 3.5%, 2011                       1,000,000                988,830
---------------------------------------------------------------------------------------------------------------------------------
Indianapolis, IN, Airport Authority Rev., Special Facilities (FedEx Corp.), 5.1%, 2017           1,320,000              1,356,577
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing (Amtrak), "A", 6%, 2006                                100,000                100,284
---------------------------------------------------------------------------------------------------------------------------------
Utah County, UT, Environmental Improvement Rev. (Marathon Oil), 5.05%, 2017                        300,000                313,323
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,766,796
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Courtland, AL, Industrial Development Board Environmental Improvement Rev
  (International Paper Co.), "A", 5%, 2013                                                     $   750,000         $      763,628
---------------------------------------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp., Environmental Improvements Rev
  (Mead Westvaco Escanaba), "B", 6.45%, 2012 (c)                                                 1,500,000              1,687,170
---------------------------------------------------------------------------------------------------------------------------------
Erie County, PA, Industrial Development Authority, Pollution Control (International
  Paper Co.), "A", 5.25%, 2010                                                                     250,000                255,970
---------------------------------------------------------------------------------------------------------------------------------
Erie County, PA, Industrial Development Authority, Pollution Control (International
  Paper Co.), "A", 5.3%, 2012                                                                      570,000                588,793
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,295,561
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
George L. Smith II, GA, World Congress Center Authority Rev. (Domed Stadium),
  MBIA, 6%, 2011                                                                               $ 1,000,000         $    1,079,140
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Dayton Montgomery County, OH, Port Dayton, "A", 4.75%, 2015                                    $   700,000         $      703,850
---------------------------------------------------------------------------------------------------------------------------------
Gallery Certificate Trust, PA, Parking Rev., FSA, 4.5%, 2013 (a)                                   490,000                483,993
---------------------------------------------------------------------------------------------------------------------------------
Illinois Development Finance Authority Rev. (Elgin School District), FSA, 0%, 2010                 500,000                435,795
---------------------------------------------------------------------------------------------------------------------------------
Indiana Bond Bank Common School Fund, AMBAC, 5.75%, 2013                                           685,000                717,394
---------------------------------------------------------------------------------------------------------------------------------
Kentucky Property & Buildings Commerce Rev. (Project Number 69), "A", FSA, 5.5%, 2011              500,000                538,335
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,879,367
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, Multi-family Housing, "II", 4.35%, 2007               $   140,000         $      140,011
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Housing Authority, "A", FSA, 5%, 2008                                            500,000                513,670
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      653,681
---------------------------------------------------------------------------------------------------------------------------------
PARKING - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Pittsburgh, PA, Public Parking Authority Rev., "A", FGIC, 5%, 2016                             $   690,000         $      731,655
---------------------------------------------------------------------------------------------------------------------------------
SALES & EXCISE TAX REVENUE - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, School Board, "N", AMBAC, 5.5%, 2009                                     $ 1,245,000         $    1,295,535
---------------------------------------------------------------------------------------------------------------------------------
Monroe, LA, Sales & Use Tax Rev., FGIC, 5.75%, 2011                                                845,000                914,620
---------------------------------------------------------------------------------------------------------------------------------
Spokane, WA, Public Facilities District Hotel, "A", MBIA, 5.75%, 2012                              425,000                459,710
---------------------------------------------------------------------------------------------------------------------------------
Wyandotte County-Kansas City, KS, Sales Tax Second Lien Area B, 4.75%, 2016                        695,000                704,904
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,374,769
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., Single Family Program, "A-3", 6.3%, 2012            $    55,000         $       55,564
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., Single Family Program, "B-3", 6.7%, 2016                 35,000                 35,123
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., Single Family Program, "C-2", 8.4%, 2021                 30,000                 30,758
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority, Single Family Program, "A-3", 7.25%, 2010                     55,000                 55,645
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency, "A", MBIA, 5.35%, 2010                                       230,000                233,278
---------------------------------------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home
  Loan Program), "B", GNMA/FNMA, 6.05%, 2037                                                       530,000                574,271
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority, Single Family Rev., Mortgage Acquisition,
  "F", 3.7%, 2010                                                                                  455,000                444,244
---------------------------------------------------------------------------------------------------------------------------------
Oklahoma Housing Finance Agency Single Family Rev., Mortgage Homeownership,
  GNMA, 7.6%, 2015                                                                                  75,000                 76,772
---------------------------------------------------------------------------------------------------------------------------------
South Dakota Housing Development Authority, Homeownership Mortgage, "A", 4.15%, 2007                50,000                 50,055
---------------------------------------------------------------------------------------------------------------------------------
South Dakota Housing Development Authority, Homeownership Mortgage, "D", 4.9%, 2008                440,000                444,510
---------------------------------------------------------------------------------------------------------------------------------
Tennessee Housing Development Agency (Homeownership Program), 5.65%, 2009                        1,885,000              1,941,380
---------------------------------------------------------------------------------------------------------------------------------
Wyoming Community Development Authority, Housing Rev., "4", 5%, 2006                               600,000                600,042
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,541,642
---------------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Central Wayne County, MI, Sanitation Rev., "VII", 4.75%, 2007                                  $   500,000         $      499,540
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency, Resource Recovery Rev. (Semass
  Systems), "B", MBIA, 5.625%, 2012                                                                400,000                432,544
---------------------------------------------------------------------------------------------------------------------------------
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev.,
  (American Ref-fuel), "C", 5.625%, 2024                                                           300,000                315,441
---------------------------------------------------------------------------------------------------------------------------------
Tacoma, WA, Solid Waste Utility Rev., AMBAC, 5%, 2010                                              400,000                417,992
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,665,517
---------------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (City University), MBIA, 5.25%, 2011                         $ 1,270,000         $    1,352,918
---------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth Government Development , "B", 5%, 2007                                  1,000,000              1,011,850
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,364,768
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 11.2%
---------------------------------------------------------------------------------------------------------------------------------
Alabama Public School & College, "C", FSA, 4.5%, 2009                                          $ 1,000,000         $    1,019,070
---------------------------------------------------------------------------------------------------------------------------------
Allen County, IN (Jail Building Corp.), ETM, 5.75%, 2009 (c)                                       235,000                248,588
---------------------------------------------------------------------------------------------------------------------------------
Columbia, SC, COP, Tourism Development Fee Pledge, "N", AMBAC, 5.25%, 2016                       1,000,000              1,070,900
---------------------------------------------------------------------------------------------------------------------------------
Columbia, SC, COP, Tourism Development Fee Pledge, AMBAC, 5%, 2011                                 650,000                683,488
---------------------------------------------------------------------------------------------------------------------------------
Columbus, IN, Multi-School Building Corp., First Mortgage, FSA, 5%, 2010                           725,000                752,050
---------------------------------------------------------------------------------------------------------------------------------
District of Columbia, COP, AMBAC, 5.25%, 2008                                                    1,500,000              1,529,760
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., "B"
  Enhanced, 5.5%, 2007 (c)                                                                       1,120,000              1,136,677
---------------------------------------------------------------------------------------------------------------------------------
Hamilton Heights School Building Corp. First Mortgage, "N", FSA, 5%, 2014                        1,875,000              1,991,081
---------------------------------------------------------------------------------------------------------------------------------
Hampton, VA, Museum Rev., 5%, 2014                                                                 760,000                790,491
---------------------------------------------------------------------------------------------------------------------------------
Indiana Bond Bank Rev., "A", AMBAC, ETM, 5.3%, 2007 (c)                                            350,000                352,804
---------------------------------------------------------------------------------------------------------------------------------
Michigan Building Authority Rev., "II", FSA, 5%, 2007 (c)                                        1,500,000              1,536,960
---------------------------------------------------------------------------------------------------------------------------------
Mishawaka, IN, School Building, AMBAC, ETM, 4.5%, 2007 (c)                                         320,000                321,194
---------------------------------------------------------------------------------------------------------------------------------
New Albany, IN, Floyd County School Building (First Mortgage), FGIC, ETM,
  5.5%, 2007 (c)                                                                                   250,000                252,038
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, "A", MBIA, 5%, 2009                                     500,000                517,485
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (School Districts Financing Program), "A", MBIA,
  5.25%, 2009                                                                                    1,000,000              1,044,270
---------------------------------------------------------------------------------------------------------------------------------
New York Tobacco Settlement Financing Corp., "A-1", 5.25%, 2012                                  1,000,000              1,001,040
---------------------------------------------------------------------------------------------------------------------------------
New York Tobacco Settlement Financing Corp., "B-1", 5.25%, 2013                                  1,000,000              1,026,560
---------------------------------------------------------------------------------------------------------------------------------
New York Urban Development Corp. Rev., "A", 5.125%, 2015                                           675,000                715,703
---------------------------------------------------------------------------------------------------------------------------------
North Lawrence, IN (First Mortgage), FSA, 5%, 2008                                                 500,000                508,425
---------------------------------------------------------------------------------------------------------------------------------
Ohio Building Authority (Adult Correctional Building), "A", 5.75%, 2008                            425,000                438,473
---------------------------------------------------------------------------------------------------------------------------------
Ohio Building Authority (Adult Correctional Building), FSA, 5%, 2009                             1,290,000              1,329,758
---------------------------------------------------------------------------------------------------------------------------------
Ohio Building Authority (State Facilities Administration Building), "A", 5.375%, 2009 (c)        1,000,000              1,057,160
---------------------------------------------------------------------------------------------------------------------------------
Oregon Department of Administrative Services, "A", AMBAC, 5.5%, 2008                               500,000                514,440
---------------------------------------------------------------------------------------------------------------------------------
Phoenix, AZ (Civic Improvement Corp.), AMBAC, 5.5%, 2007                                           250,000                253,963
---------------------------------------------------------------------------------------------------------------------------------
Suffolk County, NY, Judicial Facilities (John P. Cohalan Complex), AMBAC, 5.75%, 2011              160,000                171,226
---------------------------------------------------------------------------------------------------------------------------------
Virginia, MN, Housing & Redevelopment Authority, Healthcare Facility Lease Rev.,
  5.25%, 2012                                                                                       85,000                 87,059
---------------------------------------------------------------------------------------------------------------------------------
Virginia, MN, Housing & Redevelopment Authority, Healthcare Facility Lease Rev.,
  5.25%, 2013                                                                                      215,000                219,745
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   20,570,408
---------------------------------------------------------------------------------------------------------------------------------
STUDENT LOAN REVENUE - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Connecticut Higher Education Supplemental Loan Authority Rev. (Family Education
  Loan Program), "A", MBIA, 4.125%, 2013                                                       $ 1,000,000         $      987,870
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Educational Financing Authority, "E", AMBAC, 4.5%, 2009                               85,000                 85,247
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,073,117
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
Denver, CO, City & County Excise Tax, "A", FSA, 5.25%, 2008                                    $   250,000         $      257,523
---------------------------------------------------------------------------------------------------------------------------------
Harris County-Houston, TX (Sport Capital Appreciation), "N", MBIA, 0%, 2040                        600,000                542,808
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev., Cigarette Tax, 5.375%, 2015                      2,730,000              2,872,970
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, "A", 5%, 2013               200,000                207,540
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, "A", 5%, 2014               250,000                259,830
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,140,671
---------------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Tax Increment, Allocation Capital Appreciation Central, "A", AMBAC, 0%, 2006      $ 1,000,000         $      987,950
---------------------------------------------------------------------------------------------------------------------------------
Dyer, IN, Redevelopment Authority, Economic Development Lease Rent, CIFG, 5%, 2011                 570,000                593,957
---------------------------------------------------------------------------------------------------------------------------------
Lewisville, TX, Combination Contract Rev., Special Assessment (Castle Hills Number 3),
  4.125%, 2006 (c)                                                                                 500,000                500,530
---------------------------------------------------------------------------------------------------------------------------------
Louisiana Citizens Property, "B", AMBAC, 5.25%, 2014                                             1,000,000              1,076,280
---------------------------------------------------------------------------------------------------------------------------------
Omaha, NE, Special Obligations (Riverfront Redevelopment), "A", 4.125%, 2008                       285,000                286,126
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,444,843
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
District of Columbia Tobacco Settlement, Asset Backed Bonds, 5.2%, 2008                        $   450,000         $      458,244
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement, "A", 5%, 2021                  610,000                612,562
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Tobacco Settlement Financing Corp., 4.375%, 2019                                        160,000                159,723
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority, "B", 6%, 2022                                         225,000                234,731
---------------------------------------------------------------------------------------------------------------------------------
Virginia Tobacco Settlement Financing Corp., 5.25%, 2019                                           685,000                692,912
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,158,172
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Colorado Department of Transportation Rev., AMBAC, 6%, 2008                                    $   235,000         $      244,565
---------------------------------------------------------------------------------------------------------------------------------
Du Page County, IL, Transportation Rev., FSA, 5.5%, 2011                                         1,000,000              1,065,060
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,309,625
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 3.8%
---------------------------------------------------------------------------------------------------------------------------------
Alabama Private Colleges Tuskegee University, "N", ASSD GTY, 5%, 2015                          $ 1,000,000         $    1,052,120
---------------------------------------------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority Rev. (Art Institute Chicago), 3.35%, 2034              1,550,000              1,518,830
---------------------------------------------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority Rev. (Art Institute Chicago), "A", 4.3%, 2030            500,000                496,495
---------------------------------------------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority Rev. (Augustana College), "A", 4%, 2006                  615,000                614,047
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency (Massachusetts College of Pharmacy),
  "C", 5%, 2007                                                                                    475,000                477,584
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency (Western New England College), ETM,
  4%, 2008 (c)                                                                                     430,000                422,858
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Hampshire College), 5.15%, 2014                     150,000                152,690
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational (Massachusetts Institute of Technology), "K",
  5.25%, 2012                                                                                      375,000                403,740
---------------------------------------------------------------------------------------------------------------------------------
Southeast Missouri State University, System Facilities Rev., MBIA, 5.625%, 2010                    250,000                265,443
---------------------------------------------------------------------------------------------------------------------------------
Texas Public Finance Authority Rev., Southern University Financing Systems, MBIA,
  5%, 2007                                                                                         500,000                507,500
---------------------------------------------------------------------------------------------------------------------------------
University of Arkansas Rev., Athletic Facility (Razorback Stadium), FSA, 3.55%, 2021               500,000                499,770
---------------------------------------------------------------------------------------------------------------------------------
University of Texas, Permanent University Fund, "A", 5%, 2009                                      580,000                599,152
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,010,229
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., FGIC, 5.25%, 2029                                           $ 1,000,000         $    1,069,230
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - SECONDARY SCHOOLS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
District of Columbia Rev. (Gonzaga College High School), FSA, 5%, 2012                         $   390,000         $      399,859
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Education (Derryfield School), 6.5%, 2010                                   100,000                103,301
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      503,160
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 5.0%
---------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Pollution Control Rev. (Pacific Gas &
  Electric), "A", FGIC, 3.5%, 2023                                                             $ 1,000,000         $      997,540
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Poll (Southern California
  Edison Co.), "A", XLCA, 4.1%, 2028                                                               500,000                501,425
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake, VA, Industrial Development Authority Rev. (Virginia Electric & Power
  Co.), 5.25%, 2008                                                                                250,000                251,868
---------------------------------------------------------------------------------------------------------------------------------
Clark County, NV, Pollution Control Rev. (Southern California Edison Co.), 3.25%, 2031             500,000                484,800
---------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (El Paso Electric Co.), "A", FGIC, 4%, 2032                 695,000                687,703
---------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (Southern California Edison Co.), "A", FGIC,
  3.55%, 2029                                                                                      535,000                528,650
---------------------------------------------------------------------------------------------------------------------------------
Hillsborough County, FL, Industrial Development Authority, Pollution Control Rev
  (Tampa Electric Co.), 4%, 2025                                                                   500,000                498,460
---------------------------------------------------------------------------------------------------------------------------------
Illinois Development Finance Authority, Gas Supply Rev. (Peoples Gas Light & Coke
  Co.), "B", AMBAC, 3.05%, 2033                                                                  1,000,000                986,110
---------------------------------------------------------------------------------------------------------------------------------
Illinois Development Finance Authority, Pollution Control Rev. (Commonwealth Edison
  Co.), "B", AMBAC, 4.4%, 2006                                                                     500,000                501,025
---------------------------------------------------------------------------------------------------------------------------------
Jefferson County, AR, Pollution Control Rev. (Entergy Ark, Inc., Project), 4.6%, 2017              820,000                817,827
---------------------------------------------------------------------------------------------------------------------------------
Lawrenceburg, IN, Pollution Control Rev. (Indiana, Michigan Power Co.), "F", 2.625%, 2019          775,000                772,884
---------------------------------------------------------------------------------------------------------------------------------
Madison, WI, Industrial Development Rev. (Madison Gas & Electric Co.), "B", 4.875%, 2027           420,000                434,129
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Business Finance Authority, Pollution Control Rev. (United
  Illuminating Co.), AMBAC, 3.65%, 2027                                                          1,000,000                978,160
---------------------------------------------------------------------------------------------------------------------------------
Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion Terminal Associates),
  3.3%, 2033                                                                                       775,000                762,430
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    9,203,011
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 8.3%
---------------------------------------------------------------------------------------------------------------------------------
Alaska Municipal Bond Bank Authority Rev., "A", AMBAC, 5.75%, 2006                             $   325,000         $      327,129
---------------------------------------------------------------------------------------------------------------------------------
California Department Water Resources, Power Supply Rev., "A", 5.5%, 2010                          600,000                633,750
---------------------------------------------------------------------------------------------------------------------------------
California Department Water Resources, Power Supply Rev., "A", FSA, 5.25%, 2011                  1,000,000              1,062,790
---------------------------------------------------------------------------------------------------------------------------------
Clallam County, WA, Public Utilities District, Electric Rev., FSA, 5%, 2008                        400,000                406,740
---------------------------------------------------------------------------------------------------------------------------------
Clark County, WA, Public Utilities District 1, AMBAC, 5.25%, 2008                                1,380,000              1,407,959
---------------------------------------------------------------------------------------------------------------------------------
Cowlitz County, WA, Public Utilities Distribution Systems, AMBAC, 5.25%, 2008                      500,000                514,540
---------------------------------------------------------------------------------------------------------------------------------
Dalton, GA, Utilities Rev., FSA, 6%, 2012                                                          500,000                551,270
---------------------------------------------------------------------------------------------------------------------------------
Delaware Municipal Electric Corp., AMBAC, 5%, 2008                                                 500,000                511,590
---------------------------------------------------------------------------------------------------------------------------------
Energy Northwest, Washington, Wind Project Rev., MBIA, 5%, 2011                                    280,000                294,020
---------------------------------------------------------------------------------------------------------------------------------
Energy Northwest, Washington, Wind Project Rev., MBIA, 5%, 2012                                    560,000                591,920
---------------------------------------------------------------------------------------------------------------------------------
Energy Northwest, Washington, Wind Project Rev., MBIA, 5%, 2013                                    280,000                297,447
---------------------------------------------------------------------------------------------------------------------------------
Kissimmee, FL, Utility Authority Electric, AMBAC, 5%, 2011                                         500,000                527,615
---------------------------------------------------------------------------------------------------------------------------------
Long Island Power Authority, NY, Electric Systems Rev., "A", 5%, 2009                            1,100,000              1,132,637
---------------------------------------------------------------------------------------------------------------------------------
Lower Colorado, River Authority, TX, Rev., "F", FSA, 5.5%, 2008                                    600,000                617,286
---------------------------------------------------------------------------------------------------------------------------------
Lower Colorado, River Authority, TX, Rev., "A", MBIA, ETM, 5%, 2011 (c)                             30,000                 31,573
---------------------------------------------------------------------------------------------------------------------------------
Lower Colorado, River Authority, TX, Rev., "N", MBIA, 5%, 2011                                     470,000                492,964
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency (Devens Electrical Systems), 5.125%, 2011                 160,000                161,062
---------------------------------------------------------------------------------------------------------------------------------
Muscatine, IA, Electric Rev., "A", AMBAC, 5.5%, 2010                                             1,000,000              1,052,240
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power Agency, "A", 5.5%, 2010                                     750,000                782,595
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency Catawba, "A", 5.5%, 2013                                     500,000                533,865
---------------------------------------------------------------------------------------------------------------------------------
Salt River, AZ, Agricultural Improvement (Salt River), "A", 5%, 2011                               500,000                524,345
---------------------------------------------------------------------------------------------------------------------------------
Snohomish County, WA, Public Utility 1, "B", FSA, 5.25%, 2008                                    1,000,000              1,032,180
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Public Service Authority, "A", FSA, 4.5%, 2008                                      500,000                505,435
---------------------------------------------------------------------------------------------------------------------------------
Southern California Public Power Authority (San Juan), "A", FSA, 5.375%, 2012                      595,000                642,600
---------------------------------------------------------------------------------------------------------------------------------
Tacoma, WA, Electric Systems Rev., "A", FSA, 5.5%, 2011                                            500,000                532,950
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   15,168,502
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - OTHER - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Brownsville, TX, Utility Systems Rev., AMBAC, ETM, 6.25%, 2011 (c)                             $ 1,000,000         $    1,112,630
---------------------------------------------------------------------------------------------------------------------------------
Edmond, OK, Public Works Authority, Sales Tax & Utility System Rev., AMBAC, 4.5%, 2008             500,000                506,470
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,619,100
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 8.4%
---------------------------------------------------------------------------------------------------------------------------------
Allentown, PA, Water Rev. Guaranteed, AMBAC, 5%, 2011                                          $   925,000         $      974,645
---------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Water & Waste Rev., "A", FGIC, 5.5%, 2014                                           1,235,000              1,354,844
---------------------------------------------------------------------------------------------------------------------------------
Harrison County, MS, Wastewater Treatment Facilities, "A", FGIC, 5.5%, 2011                        400,000                426,832
---------------------------------------------------------------------------------------------------------------------------------
Houston, TX, Utilities Systems Rev., MBIA, 5.25%, 2014                                           1,485,000              1,605,953
---------------------------------------------------------------------------------------------------------------------------------
Kansas, Development Finance Authority Rev., Water Pollution Control Revolving
  Fund, 5%, 2008                                                                                   500,000                510,600
---------------------------------------------------------------------------------------------------------------------------------
King County, WA, Sewer Rev., FGIC, 5.25%, 2012                                                     750,000                799,313
---------------------------------------------------------------------------------------------------------------------------------
Luzerne County, PA, Industrial Development Authority, Water Facility Rev
  (Pennsylvania-American Water Co.), AMBAC, 3.6%, 2033                                           1,000,000                980,590
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligation, "N", AMBAC, 5%, 2015                            1,000,000              1,067,910
---------------------------------------------------------------------------------------------------------------------------------
Nueces River Authority, Texas Water Supply Rev. (Corpus Christi Project), FSA, 5%, 2013            540,000                573,820
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Water & Wastewater, FSA, 5.625%, 2008                                            595,000                614,683
---------------------------------------------------------------------------------------------------------------------------------
Phoenix, AZ, Civic Improvement Corp., FGIC, 4.5%, 2007                                             200,000                201,378
---------------------------------------------------------------------------------------------------------------------------------
Phoenix, AZ, Civic Improvement Corp., Wastewater Systems Rev., FGIC, 5.25%, 2009                   255,000                265,233
---------------------------------------------------------------------------------------------------------------------------------
Seattle, WA, Water Systems Rev., "B", 5%, 2008                                                     475,000                484,956
---------------------------------------------------------------------------------------------------------------------------------
Sebring, FL, Water & Wastewater, FGIC, 5.25%, 2013                                                 690,000                743,178
---------------------------------------------------------------------------------------------------------------------------------
Shreveport, LA (Water & Sewer Rev.), "A", FGIC, 4%, 2007                                         1,000,000              1,002,520
---------------------------------------------------------------------------------------------------------------------------------
Spartanburg, SC, Waterworks Rev., Junior Lien, FSA, 5%, 2007                                       500,000                505,305
---------------------------------------------------------------------------------------------------------------------------------
Truckee Meadows, NV, Water Authority, "A", FSA, 5.5%, 2011                                       1,000,000              1,072,230
---------------------------------------------------------------------------------------------------------------------------------
Utah Water Finance Agency Rev., "A", AMBAC, 5%, 2012                                               500,000                528,715
---------------------------------------------------------------------------------------------------------------------------------
Wilkinsburg, PA, Joint Water, "B", FSA, 4.75%, 2010                                              1,260,000              1,300,879
---------------------------------------------------------------------------------------------------------------------------------
Wilsonville, OR, Water Systems Rev., MBIA, 5%, 2010                                                300,000                312,696
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   15,326,280
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS                                                                                            $  181,162,756
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Triborough Bridge & Tunnel Authority, NY, Rev., "F", 3.64%, due 8/03/06                        $   700,000         $      700,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(K)                                                                                             $  181,862,756
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.8%                                                                                   1,536,867
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                              $  183,399,623
---------------------------------------------------------------------------------------------------------------------------------

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $483,993, representing 0.3% of net assets.
(c) Refunded bond.
(j) Crossover refunded bond.
(k) As of July 31, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $181,162,756 and 99.62% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.

The following abbreviations are used in this report and are defined:
BMA           Bond Market Assn.
COP           Certificate of Participation
ETM           Escrowed to Maturity

Insurers
-------------------------------------------------------------------------------
AMBAC         AMBAC Indemnity Corp.
ASSD GTY      Assured Guaranty Insurance Co.
CIFG          CDC IXIS Financial Guaranty
FGIC          Financial Guaranty Insurance Co.
FNMA          Federal National Mortgage Assn.
FSA           Financial Security Assurance, Inc.
GNMA          Government National Mortgage Assn.
MBIA          MBIA Insurance Corp.
PSF           Permanent School Fund
Q-SBLF        Qualified School Board Loan Fund
XLCA          XL Capital Insurance Co.

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MUNICIPAL LIMITED MATURITY FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 07/31/2006

(1) PORTFOLIO SECURITIES
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                     $181,239,047
                                                                   ============
Gross unrealized appreciation                                      $  1,431,147
Gross unrealized depreciation                                          (807,438)
                                                                   ------------
      Net unrealized appreciation (depreciation)                   $    623,709
                                                                   ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS
INTEREST RATE SWAPS

                                NOTIONAL PRINCIPAL                                                        UNREALIZED
                                    AMOUNT OF           CASH FLOWS PAID            CASH FLOWS            APPRECIATION
EXPIRATION      CURRENCY            CONTRACT             BY THE FUND          RECEIVED BY THE FUND      (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------

 08/30/16            USD          $   15,000,000      Fixed - 10 Year BMA     Floating - 7 day BMA      $     113,677
                                                      Swap Index (3.926%)          Swap Index           -------------

At July 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

MFS(R) Intermediate Investment Grade Bond Fund

7/31/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Intermediate Investment Grade Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 07/31/2006

ISSUER                                                                                SHARES/PAR         VALUE ($)
------------------------------------------------------------------------------------------------------------------
BONDS - 96.5%
------------------------------------------------------------------------------------------------------------------
ADVERTISING & BROADCASTING - 1.0%
------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 4.625%, 2008                                      $1,030,000      $  1,012,711
------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 7.65%, 2010                                        1,250,000         1,302,569
------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., FRN, 6.8294%, 2006                                                  659,000           659,837
------------------------------------------------------------------------------------------------------------------
News America, Inc., 4.75%, 2010                                                        1,000,000           969,572
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  3,944,689
------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.1%
------------------------------------------------------------------------------------------------------------------
American Airlines Corp., 3.857%, 2010                                                 $  294,028      $    277,121
------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 20.1%
------------------------------------------------------------------------------------------------------------------
Accredited Mortgage Loan Trust, FRN, 5.595%, 2035                                     $1,530,133      $  1,530,798
------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, 2.78%, 2007 (a)                                                  1,000,000           994,469
------------------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust, 3.67%, 2009                                  1,250,374         1,246,636
------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., FRN, 5.3539%, 2047                          1,400,000         1,355,745
------------------------------------------------------------------------------------------------------------------
Bayview Commercial Asset Trust, FRN, 5.695%, 2035 (a)                                  1,572,495         1,577,163
------------------------------------------------------------------------------------------------------------------
Bayview Commercial Asset Trust, FRN, 5.655%, 2036 (z)                                  1,079,984         1,078,634
------------------------------------------------------------------------------------------------------------------
Bayview Commercial Asset Trust, FRN, 0.8788%, 2036 (i)(z)                              6,327,219           512,505
------------------------------------------------------------------------------------------------------------------
Bayview Financial Acquisition Trust, FRN, 5.402%, 2035                                 1,552,000         1,539,390
------------------------------------------------------------------------------------------------------------------
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041                                 1,668,000         1,627,082
------------------------------------------------------------------------------------------------------------------
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.2%, 2040 (z)                     734,717           734,717
------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., 4.945%, 2041                        1,500,000         1,458,219
------------------------------------------------------------------------------------------------------------------
Brascan Real Estate, FRN, 7.1%, 2040 (z)                                                 418,000           416,453
------------------------------------------------------------------------------------------------------------------
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)                            265,606           260,958
------------------------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 2.47%, 2010                                            2,040,407         2,014,124
------------------------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 3.18%, 2010                                            1,000,000           983,150
------------------------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust, FRN, 3.9%, 2024                                           236,504           235,181
------------------------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 7.37%, 2029                                   44,475            44,582
------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.3997%, 2044                  1,810,000         1,776,491
------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 7.03%, 2031                                      1,024,118         1,056,348
------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Asset Trust, FRN, 1.1286%, 2032 (a)(i)                             4,819,651           198,253
------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Pass-Through Certificate, FRN, 5.5588%, 2017 (a)                   1,500,000         1,500,217
------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035                                 668,000           660,386
------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, FRN, 5.43%, 2036                                1,107,000         1,097,486
------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 3.52%, 2009 (z)                                               26,182            25,851
------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 2.89%, 2009 (z)                                               48,019            47,171
------------------------------------------------------------------------------------------------------------------
Credit-Based Asset Servicing and Securities, FRN, 5.303%, 2035                         2,768,871         2,743,345
------------------------------------------------------------------------------------------------------------------
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033 (a)                                        83,911            84,265
------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                  455,773           460,228
------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 7.95%, 2010                                             1,000,000         1,076,434
------------------------------------------------------------------------------------------------------------------
E*TRADE RV & Marine Trust, 3.62%, 2018                                                   912,000           867,451
------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 7.382%, 2010 (a)                                              252,475           258,299
------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, FRN, 4.1039%, 2025 (i)(z)                                     979,769           157,580
------------------------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Trust, FRN, 1.1898%, 2043 (a)(i)         7,821,811           277,498
------------------------------------------------------------------------------------------------------------------
Gramercy Real Estate CDO Ltd., FRN, 5.805%, 2035                                       1,200,000         1,200,468
------------------------------------------------------------------------------------------------------------------
Holmes Financing PLC, FRN, 6.2269%, 2040                                                 470,000           471,081
------------------------------------------------------------------------------------------------------------------
Household Automotive Trust, 3.44%, 2009                                                  205,825           203,189
------------------------------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 3.27%, 2011                                                 97,982            97,080
------------------------------------------------------------------------------------------------------------------
IMPAC CMB Trust, FRN, 5.755%, 2034                                                       881,540           883,021
------------------------------------------------------------------------------------------------------------------
IMPAC CMB Trust, FRN, 5.845%, 2034                                                       440,770           442,026
------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp., 4.865%, 2046                   2,195,695         2,119,604
------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 4.936%, 2042              1,731,853         1,637,410
------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.5423%, 2043             1,830,177         1,783,595
------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 6.48%, 2030                           863,333           869,915
------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.7077%, 2035 (i)              6,552,129           102,868
------------------------------------------------------------------------------------------------------------------
Long Beach Auto Receivables Trust, FRN, 2.841%, 2010                                     766,305           750,718
------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., FRN, 7.0612%, 2030                               170,000           172,708
------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., FRN, 5.45%, 2037                               3,976,000         3,951,224
------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Trust, FRN, 5.8442%, 2039                                       2,367,000         2,374,247
------------------------------------------------------------------------------------------------------------------
Morgan Stanley ABS Capital I, FRN, 5.595%, 2035                                          600,347           600,619
------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., FRN, 1.1023%, 2031 (a)(i)                              4,014,622            82,922
------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., FRN, 0.889%, 2031 (i)                                  1,716,062            18,264
------------------------------------------------------------------------------------------------------------------
Multi-Family Capital Access One, Inc., 6.65%, 2024                                       519,183           527,653
------------------------------------------------------------------------------------------------------------------
Nationslink Funding Corp., 6.476%, 2030                                                  409,367           414,723
------------------------------------------------------------------------------------------------------------------
New Century Home Equity Loan Trust, FRN, 4.532%, 2035                                  2,000,000         1,964,332
------------------------------------------------------------------------------------------------------------------
Nomura Asset Acceptance Corp., FRN, 4.423%, 2034                                         986,551           974,345
------------------------------------------------------------------------------------------------------------------
NovaStar Mortgage Funding Trust, FRN, 5.675%, 2034                                        30,057            30,061
------------------------------------------------------------------------------------------------------------------
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 5.29%, 2036                        2,588,328         2,562,445
------------------------------------------------------------------------------------------------------------------
People's Choice Home Loan Securities Trust, FRN, 5.655%, 2031                          2,671,344         2,672,822
------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035                              1,051,457         1,034,021
------------------------------------------------------------------------------------------------------------------
Putnam Structured Product Funding, CDO, FRN, 5.8188%, 2008 (z)                           343,220           343,218
------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., FRN, 4.9708%, 2034                          2,100,000         2,033,296
------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., FRN, 5.595%, 2035                           2,621,286         2,623,426
------------------------------------------------------------------------------------------------------------------
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035                        3,000,000         2,964,412
------------------------------------------------------------------------------------------------------------------
RMAC PLC, FRN, 5.5%, 2036 (a)                                                            337,019           336,966
------------------------------------------------------------------------------------------------------------------
SLM Student Loan Trust, 2.99%, 2022 (a)                                                1,000,000           990,770
------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., FRN, 4.67%, 2035                                    1,887,955         1,860,553
------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., FRN, 5.625%, 2035 (a)                               1,993,687         1,994,413
------------------------------------------------------------------------------------------------------------------
Superannuation Members Home Loans Global Trust, FRN, 5.7272%, 2029                     1,218,597         1,220,528
------------------------------------------------------------------------------------------------------------------
Thornburg Mortgage Securities Trust, FRN, 5.725%, 2043                                   144,712           144,860
------------------------------------------------------------------------------------------------------------------
TIAA Real Estate CDO Ltd., 7.17%, 2032 (a)                                               271,492           273,636
------------------------------------------------------------------------------------------------------------------
Triad Auto Receivables Trust, 3.24%, 2009                                                206,888           206,684
------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, 4.935%, 2042                                  1,150,000         1,089,633
------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042                             1,150,000         1,100,373
------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042                             1,400,000         1,342,573
------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.4908%, 2044                            1,470,000         1,429,127
------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc., FRN, 3.177%, 2033                                               171,439           169,958
------------------------------------------------------------------------------------------------------------------
                                                                                                      $ 77,962,896
------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 2.2%
------------------------------------------------------------------------------------------------------------------
DaimlerChrysler North America Holdings, FRN, 6.0188%, 2008                            $1,200,000      $  1,205,749
------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Services North America LLC, 4.75%, 2008                                  750,000           739,184
------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.8%, 2009                                                      1,906,000         1,771,997
------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.125%, 2006                                            600,000           599,753
------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.625%, 2009                                          1,650,000         1,577,514
------------------------------------------------------------------------------------------------------------------
General Motors Corp., 7.2%, 2011                                                         293,000           260,038
------------------------------------------------------------------------------------------------------------------
Johnson Controls, Inc., 5.25%, 2011                                                    2,530,000         2,480,865
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  8,635,100
------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 10.6%
------------------------------------------------------------------------------------------------------------------
American Express Co., 6.8% to 2016, FRN to 2066                                       $  420,000      $    424,830
------------------------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (a)                          750,000           746,250
------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 7.5%, 2006                                                        125,000           125,285
------------------------------------------------------------------------------------------------------------------
BANK ONE Corp., 7.875%, 2010                                                           2,165,000         2,343,125
------------------------------------------------------------------------------------------------------------------
Barclays Bank PLC, 8.55% to 2011, FRN to 2049 (a)                                      1,170,000         1,300,718
------------------------------------------------------------------------------------------------------------------
BNP Paribas, 5.186% to 2015, FRN to 2049 (a)                                           2,000,000         1,848,622
------------------------------------------------------------------------------------------------------------------
Bosphorus Financial Services Ltd., FRN, 6.97%, 2012 (z)                                  600,000           595,495
------------------------------------------------------------------------------------------------------------------
Chuo Mitsui Trust & Banking Co., 5.506% to 2015, FRN to 2049 (a)                       1,209,000         1,128,639
------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 5%, 2014                                                                324,000           307,234
------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 4.875%, 2010                                   2,000,000         1,951,920
------------------------------------------------------------------------------------------------------------------
DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049 (a)                             1,135,000         1,218,545
------------------------------------------------------------------------------------------------------------------
DEPFA Bank PLC, 3.625%, 2008                                                           1,250,000         1,206,428
------------------------------------------------------------------------------------------------------------------
Glitnir Banki HF, 6.693% to 2011, FRN to 2016 (a)                                        570,000           570,614
------------------------------------------------------------------------------------------------------------------
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049 (a)                               1,750,000         1,733,891
------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co., 5.125%, 2014                                                  1,500,000         1,428,560
------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8.5%, 2013 (a)                                           752,000           782,080
------------------------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 5.79%, 2014 (a)                                          1,017,000         1,006,119
------------------------------------------------------------------------------------------------------------------
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049 (a)                                   2,005,000         2,103,437
------------------------------------------------------------------------------------------------------------------
National Westminster Bank PLC, 7.75% to 2007, FRN to 2049                                550,000           562,559
------------------------------------------------------------------------------------------------------------------
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (a)                                        1,978,000         1,838,201
------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 6.125%, 2006                                                605,000           605,572
------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 3.875%, 2008                                                750,000           722,390
------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.7%, 2009                                                1,200,000         1,166,890
------------------------------------------------------------------------------------------------------------------
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (a)                                       1,453,000         1,381,905
------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC, 9.118%, 2049                                         2,370,000         2,621,699
------------------------------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049 (a)                                 1,844,000         1,885,149
------------------------------------------------------------------------------------------------------------------
Spintab AB, 7.5% to 2006, FRN to 2049                                                    175,000           175,098
------------------------------------------------------------------------------------------------------------------
Spintab AB, 7.5% to 2006, FRN to 2049 (a)                                                150,000           150,084
------------------------------------------------------------------------------------------------------------------
Turanalem Finance B.V., 10%, 2007                                                        550,000           565,125
------------------------------------------------------------------------------------------------------------------
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049                             3,000,000         2,987,793
------------------------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC, 6.75%, 2013                                                       980,000         1,032,070
------------------------------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (a)                      717,000           800,282
------------------------------------------------------------------------------------------------------------------
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2042                                  2,600,000         2,557,875
------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 6.3%, 2008                                                               700,000           711,465
------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 7.8%, 2010                                                               250,000           269,224
------------------------------------------------------------------------------------------------------------------
Wells Fargo Bank NA, 6.45%, 2011                                                         200,000           207,661
------------------------------------------------------------------------------------------------------------------
                                                                                                      $ 41,062,834
------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 1.2%
------------------------------------------------------------------------------------------------------------------
Comcast Cable Communications, Inc., 6.75%, 2011                                       $    4,000      $      4,154
------------------------------------------------------------------------------------------------------------------
Comcast Corp., 5.85%, 2010                                                             1,000,000         1,003,765
------------------------------------------------------------------------------------------------------------------
Comcast Corp., 5.45%, 2010                                                               300,000           297,190
------------------------------------------------------------------------------------------------------------------
Comcast Corp., 5.85%, 2015                                                             1,000,000           972,789
------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625%, 2010                                                   900,000           864,728
------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625%, 2013                                                   600,000           544,666
------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.8%, 2012                                                     150,000           173,951
------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 7.25%, 2008                                            750,000           773,213
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  4,634,456
------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 2.4%
------------------------------------------------------------------------------------------------------------------
AMVESCAP PLC, 4.5%, 2009                                                              $1,199,000      $  1,155,137
------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5%, 2011                                                      870,000           848,588
------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.7%, 2012                                                  1,650,000         1,642,856
------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Capital Trust, FRN, 5.9538%, 2065                             1,098,000         1,098,569
------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5.45%, 2014                                                 1,500,000         1,467,375
------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 6.05%, 2016                                                 2,000,000         2,004,472
------------------------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 4.75%, 2014                                                1,000,000           928,716
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  9,145,713
------------------------------------------------------------------------------------------------------------------
BUILDING - 1.7%
------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.625%, 2010                                            $1,040,000      $  1,091,744
------------------------------------------------------------------------------------------------------------------
CRH America, Inc., 6.95%, 2012                                                         1,250,000         1,305,578
------------------------------------------------------------------------------------------------------------------
Hanson PLC, 7.875%, 2010                                                               2,000,000         2,147,550
------------------------------------------------------------------------------------------------------------------
Lafarge S.A., 6.15%, 2011                                                              2,030,000         2,043,051
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  6,587,923
------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 0.8%
------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc., 5.25%, 2011                                                      $3,080,000      $  3,045,599
------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.1%
------------------------------------------------------------------------------------------------------------------
Chevron Phillips Chemical Co. LLC, 5.375%, 2007                                       $1,900,000      $  1,894,159
------------------------------------------------------------------------------------------------------------------
Yara International A.S.A., 5.25%, 2014 (a)                                             2,700,000         2,536,142
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  4,430,301
------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 0.3%
------------------------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                                          $  525,000      $    549,618
------------------------------------------------------------------------------------------------------------------
Tyco International Group S.A., 5.8%, 2006                                                533,000           533,000
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  1,082,618
------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 0.3%
------------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc., 5.25%, 2014                                                        $1,274,000      $  1,166,290
------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 0.6%
------------------------------------------------------------------------------------------------------------------
Cendant Corp., 6.875%, 2006                                                           $  155,000      $    155,045
------------------------------------------------------------------------------------------------------------------
Fortune Brands, Inc., 5.125%, 2011                                                     2,144,000         2,076,470
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  2,231,515
------------------------------------------------------------------------------------------------------------------
DEFENSE ELECTRONICS - 0.4%
------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 4.75%, 2010 (a)                                           $  380,000      $    365,692
------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 6.4%, 2011 (a)                                             1,260,000         1,288,146
------------------------------------------------------------------------------------------------------------------
Raytheon Co., 6.15%, 2008                                                                 12,000            12,164
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  1,666,002
------------------------------------------------------------------------------------------------------------------
EMERGING MARKET QUASI-SOVEREIGN - 0.5%
------------------------------------------------------------------------------------------------------------------
Export-Import Bank of Korea, 5.25%, 2014 (a)                                          $  800,000      $    770,228
------------------------------------------------------------------------------------------------------------------
Gazprom, 9.125%, 2007                                                                    800,000           816,480
------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 7.375%, 2014                                         375,000           399,386
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  1,986,094
------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN - 0.6%
------------------------------------------------------------------------------------------------------------------
Banque Centrale de Tunisie, 7.375%, 2012                                              $  590,000      $    622,450
------------------------------------------------------------------------------------------------------------------
Republic of South Africa, 9.125%, 2009                                                   750,000           812,250
------------------------------------------------------------------------------------------------------------------
State of Israel, 5.125%, 2014                                                          1,000,000           952,679
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  2,387,379
------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.0%
------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 4.375%, 2007                                                      $   45,000      $     44,352
------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.25%, 2011                                                        1,710,000         1,814,491
------------------------------------------------------------------------------------------------------------------
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.298%, 2020 (a)                            2,000,000         1,888,100
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  3,746,943
------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.2%
------------------------------------------------------------------------------------------------------------------
TNK-BP Finance S.A., 7.5%, 2016 (a)                                                   $  790,000      $    799,875
------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.5%
------------------------------------------------------------------------------------------------------------------
Time Warner, Inc., 6.875%, 2012                                                       $  100,000      $    103,407
------------------------------------------------------------------------------------------------------------------
Walt Disney Co., 6.375%, 2012                                                          1,600,000         1,655,973
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  1,759,380
------------------------------------------------------------------------------------------------------------------
FINANCIAL INSTITUTIONS - 2.6%
------------------------------------------------------------------------------------------------------------------
Allied Capital Corp., 6.625%, 2011                                                    $1,170,000      $  1,173,502
------------------------------------------------------------------------------------------------------------------
Capital One Bank, 4.25%, 2008                                                            784,000           762,691
------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp., 6.25%, 2016                                               2,500,000         2,487,837
------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 5.5%, 2007                                                 240,000           239,868
------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 4.125%, 2009                                             1,700,000         1,628,875
------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 8.7%, 2007                                               133,000           135,294
------------------------------------------------------------------------------------------------------------------
Household Finance Corp., 4.75%, 2009                                                   2,800,000         2,748,553
------------------------------------------------------------------------------------------------------------------
Household Finance Corp., 7%, 2012                                                        170,000           180,805
------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 6.75%, 2011                                                           20,000            20,921
------------------------------------------------------------------------------------------------------------------
International Lease Finance Corp., 5%, 2010                                              868,000           848,206
------------------------------------------------------------------------------------------------------------------
                                                                                                      $ 10,226,552
------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 2.5%
------------------------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC, 3.875%, 2008 (a)                                               $2,810,000      $  2,710,065
------------------------------------------------------------------------------------------------------------------
Diageo Finance B.V., 5.5%, 2013                                                        3,000,000         2,953,812
------------------------------------------------------------------------------------------------------------------
General Mills, Inc., 6%, 2012                                                            482,000           488,664
------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 4%, 2008                                                              850,000           823,409
------------------------------------------------------------------------------------------------------------------
Miller Brewing Co., 4.25%, 2008 (a)                                                    2,750,000         2,677,562
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  9,653,512
------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 1.1%
------------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.85%, 2012                                                       $1,845,000      $  1,895,717
------------------------------------------------------------------------------------------------------------------
Stora Enso Oyj, 6.404%, 2016 (a)                                                       2,500,000         2,479,260
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  4,374,977
------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.6%
------------------------------------------------------------------------------------------------------------------
Carnival Corp., 3.75%, 2007                                                           $  500,000      $    488,489
------------------------------------------------------------------------------------------------------------------
Harrah's Operating Co., Inc., 5.375%, 2013                                               500,000           465,604
------------------------------------------------------------------------------------------------------------------
Harrah's Operating Co., Inc., 5.625%, 2015                                             1,409,000         1,314,470
------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.5%, 2010                                                               3,000             3,131
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  2,271,694
------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 0.2%
------------------------------------------------------------------------------------------------------------------
Steelcase, Inc., 6.375%, 2006                                                         $  700,000      $    698,615
------------------------------------------------------------------------------------------------------------------
INSURANCE - 1.9%
------------------------------------------------------------------------------------------------------------------
Aetna, Inc., 5.75%, 2011                                                              $1,520,000      $  1,523,455
------------------------------------------------------------------------------------------------------------------
American International Group, Inc., 4.25%, 2013                                          750,000           690,135
------------------------------------------------------------------------------------------------------------------
ASIF Global Financing XVIII, 3.85%, 2007 (a)                                           1,000,000           979,205
------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc., 4.7%, 2007                                      150,000           148,486
------------------------------------------------------------------------------------------------------------------
ING Groep N.V., 5.775% to 2015, FRN to 2049                                            2,285,000         2,191,943
------------------------------------------------------------------------------------------------------------------
John Hancock Global Funding II, 3.5%, 2009 (a)                                         1,250,000         1,196,417
------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 5.375%, 2012                                                              300,000           294,335
------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co., 7.65%, 2007 (a)                                                335,000           341,578
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  7,365,554
------------------------------------------------------------------------------------------------------------------
INSURANCE - PROPERTY & CASUALTY - 1.4%
------------------------------------------------------------------------------------------------------------------
AIG SunAmerica Global Financing IX, 5.1%, 2007 (a)                                    $  375,000      $    374,260
------------------------------------------------------------------------------------------------------------------
AXIS Capital Holdings Ltd., 5.75%, 2014                                                1,000,000           952,924
------------------------------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                                                 1,249,000         1,212,629
------------------------------------------------------------------------------------------------------------------
Safeco Corp., 4.2%, 2008                                                                 930,000           908,631
------------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc., 5.5%, 2015                                                945,000           902,862
------------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc., 6.25%, 2016                                             1,000,000         1,007,073
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  5,358,379
------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET QUASI-SOVEREIGN - 2.7%
------------------------------------------------------------------------------------------------------------------
Hydro-Quebec, 6.3%, 2011                                                              $  265,000      $    274,248
------------------------------------------------------------------------------------------------------------------
KfW Bankengruppe, 2.375%, 2006                                                           670,000           666,894
------------------------------------------------------------------------------------------------------------------
KfW Bankengruppe, 3.25%, 2007                                                          1,600,000         1,562,098
------------------------------------------------------------------------------------------------------------------
KfW Bankengruppe, 4.625%, 2008                                                         2,391,000         2,359,188
------------------------------------------------------------------------------------------------------------------
KfW Bankengruppe, 5.25%, 2009                                                          4,900,000         4,906,654
------------------------------------------------------------------------------------------------------------------
Landesbank Baden-Wurttemberg, 5.125%, 2007                                               300,000           298,972
------------------------------------------------------------------------------------------------------------------
Province of Manitoba, 4.25%, 2006                                                        475,000           473,328
------------------------------------------------------------------------------------------------------------------
                                                                                                      $ 10,541,382
------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET SOVEREIGN - 0.5%
------------------------------------------------------------------------------------------------------------------
Bayerische Landesbank Girozentrale, 3.2%, 2009                                        $2,000,000      $  1,891,794
------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.1%
------------------------------------------------------------------------------------------------------------------
Corporacion Nacional del Cobre de Chile, 6.375%, 2012 (a)                             $  250,000      $    256,870
------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED - 9.1%
------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.722%, 2009                                                              $   71,000      $     70,974
------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.022%, 2010                                                               3,500,000         3,584,825
------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.505%, 2011                                                               2,551,710         2,469,278
------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.845%, 2013                                                                 764,198           735,962
------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.37%, 2013                                                                1,176,337         1,166,871
------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.667%, 2014                                                                 936,821           890,730
------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.848%, 2014                                                               1,444,128         1,385,976
------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.412%, 2014                                                                 872,114           869,084
------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.62%, 2015                                                                  489,571           461,729
------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.925%, 2015                                                               1,082,127         1,040,117
------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7%, 2015                                                                       1,477             1,517
------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2016 - 2033                                                            973,022           961,019
------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2017                                                                     145,613           146,998
------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2017                                                                    88,138            89,455
------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2018                                                                   817,111           782,602
------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2018                                                                   1,494,319         1,456,296
------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2017 - 2034                                                         4,141,126         4,050,646
------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2017                                                                     88,139            88,777
------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2018 - 2024                                                          13,930,622        13,641,120
------------------------------------------------------------------------------------------------------------------
Freddie Mac, 3%, 2021                                                                  1,203,113         1,180,787
------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 6%, 2034                                                                     374,238           374,889
------------------------------------------------------------------------------------------------------------------
                                                                                                      $ 35,449,652
------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 0.4%
------------------------------------------------------------------------------------------------------------------
IMPAC Secured Assets Corp., FRN, 5.735%, 2036                                         $1,388,878      $  1,391,283
------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 1.3%
------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                      $  750,000      $    818,080
------------------------------------------------------------------------------------------------------------------
Enterprise Products Partners LP, 4.95%, 2010                                           1,700,000         1,643,364
------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 5.35%, 2007                                            120,000           118,684
------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 6.75%, 2011                                            110,000           113,230
------------------------------------------------------------------------------------------------------------------
Kinder Morgan Finance, 5.35%, 2011                                                     1,596,000         1,491,641
------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.8%, 2008                                                        1,000,000         1,008,268
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  5,193,267
------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 2.9%
------------------------------------------------------------------------------------------------------------------
AT&T, Inc., 5.1%, 2014                                                                $2,000,000      $  1,877,090
------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 5.25%, 2013                                 200,000           189,493
------------------------------------------------------------------------------------------------------------------
France Telecom S.A., 7.75%, 2011                                                         300,000           324,994
------------------------------------------------------------------------------------------------------------------
GTE Corp., 7.51%, 2009                                                                   600,000           625,286
------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 4%, 2010                                                       1,000,000           941,232
------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 4.875%, 2010                                                   1,023,000           983,743
------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 5.25%, 2013                                                    1,500,000         1,405,728
------------------------------------------------------------------------------------------------------------------
Telefonica Europe B.V., 7.75%, 2010                                                    2,130,000         2,274,601
------------------------------------------------------------------------------------------------------------------
TELUS Corp., 7.5%, 2007                                                                  850,000           862,878
------------------------------------------------------------------------------------------------------------------
Verizon New York, Inc., 6.875%, 2012                                                   1,875,000         1,922,145
------------------------------------------------------------------------------------------------------------------
                                                                                                      $ 11,407,190
------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.3%
------------------------------------------------------------------------------------------------------------------
Halliburton Co., 5.5%, 2010                                                           $1,100,000      $  1,096,645
------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 1.6%
------------------------------------------------------------------------------------------------------------------
Allergan, Inc., 5.75%, 2016 (a)                                                       $4,000,000      $  3,944,432
------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Finance LLC, 5.55%, 2016                                           1,463,000         1,377,608
------------------------------------------------------------------------------------------------------------------
Wyeth, 5.5%, 2013                                                                      1,000,000           984,582
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  6,306,622
------------------------------------------------------------------------------------------------------------------
POLLUTION CONTROL - 0.1%
------------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 7%, 2006                                                      $   90,000      $     90,228
------------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 6.375%, 2012                                                     250,000           257,639
------------------------------------------------------------------------------------------------------------------
                                                                                                      $    347,867
------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.1%
------------------------------------------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 6.125%, 2006                                             $  365,000      $    365,000
------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.3%
------------------------------------------------------------------------------------------------------------------
Union Pacific Corp., 6.125%, 2012                                                     $1,000,000      $  1,020,140
------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 2.5%
------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 6.8%, 2009                                                          $  885,000      $    907,308
------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 4.65%, 2010                                                          2,000,000         1,912,418
------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp., REIT, 7.5%, 2006                                                     300,000           301,160
------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp., REIT, 6%, 2012                                                     1,649,000         1,672,442
------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, REIT, 6.375%, 2007                                              125,000           125,511
------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, REIT, 7.125%, 2009                                            1,100,000         1,138,521
------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, REIT, 4.6%, 2010                                                909,000           877,420
------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, REIT, 6.1%, 2016                                              1,000,000         1,003,000
------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, REIT, 5.625%, 2007                                                 730,000           727,998
------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, REIT, 4.5%, 2009                                                 1,000,000           966,982
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  9,632,760
------------------------------------------------------------------------------------------------------------------
RETAILERS - 1.7%
------------------------------------------------------------------------------------------------------------------
Home Depot, Inc., 5.4%, 2016                                                          $4,000,000      $  3,889,252
------------------------------------------------------------------------------------------------------------------
Limited Brands, Inc., 5.25%, 2014                                                      1,500,000         1,373,547
------------------------------------------------------------------------------------------------------------------
May Department Stores Co., 5.95%, 2008                                                 1,406,000         1,413,755
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  6,676,554
------------------------------------------------------------------------------------------------------------------
SUPERMARKETS - 0.5%
------------------------------------------------------------------------------------------------------------------
Kroger Co., 7.8%, 2007                                                                $  815,000      $    828,960
------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 4.95%, 2010                                                               486,000           471,119
------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 6.5%, 2011                                                                630,000           642,471
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  1,942,550
------------------------------------------------------------------------------------------------------------------
SUPRANATIONAL - 0.7%
------------------------------------------------------------------------------------------------------------------
Central American Bank, 4.875%, 2012 (a)                                               $2,000,000      $  1,888,036
------------------------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 7.25%, 2007                                               425,000           428,311
------------------------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 6.875%, 2012                                              200,000           209,511
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  2,525,858
------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.9%
------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 7.625%, 2011                                                    $1,000,000      $  1,067,316
------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., FRN, 4.78%, 2006                                                 1,450,000         1,449,571
------------------------------------------------------------------------------------------------------------------
Vodafone Airtouch PLC, 7.75%, 2010                                                     1,000,000         1,062,545
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  3,579,432
------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.5%
------------------------------------------------------------------------------------------------------------------
Altria Group, Inc., 7%, 2013                                                          $  568,000      $    610,031
------------------------------------------------------------------------------------------------------------------
Philip Morris Capital Corp., 7.5%, 2009                                                1,300,000         1,353,820
------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc., 7.25%, 2012 (a)                                                 125,000           125,930
------------------------------------------------------------------------------------------------------------------
                                                                                                      $  2,089,781
------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SERVICES - 0.0%
------------------------------------------------------------------------------------------------------------------
FedEx Corp., 9.65%, 2012                                                              $  100,000      $    118,623
------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 6.1%
------------------------------------------------------------------------------------------------------------------
Aid-Egypt, 4.45%, 2015                                                                $  658,000      $    617,409
------------------------------------------------------------------------------------------------------------------
Aid-Israel, 6.6%, 2008                                                                     7,986             8,044
------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.25%, 2010                                                                2,425,000         2,577,346
------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.25%, 2012                                                                1,000,000           986,866
------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.125%, 2012                                                                 315,000           327,490
------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 5.25%, 2014                                                    6,000,000         5,959,440
------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.125%, 2010                                                              3,110,000         2,984,832
------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6.875%, 2010                                                              1,038,000         1,098,877
------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.125%, 2012                                                              2,000,000         1,982,354
------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.94%, 2016                                               880,000           880,000
------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.93%, 2024                                               833,966           802,870
------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.18%, 2024                                             2,643,103         2,581,653
------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.39%, 2025                                             1,109,490         1,091,892
------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.76%, 2035                                             1,715,300         1,621,229
------------------------------------------------------------------------------------------------------------------
                                                                                                      $ 23,520,302
------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 2.6%
------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3%, 2006                                                         $  947,000      $    938,492
------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.875%, 2008                                                        600,000           598,664
------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.5%, 2010                                                        2,759,000         2,898,029
------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25%, 2013 (f)                                                   3,500,000         3,358,495
------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25%, 2014                                                       2,000,000         1,903,828
------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.5%, 2016                                                          432,000           416,104
------------------------------------------------------------------------------------------------------------------
                                                                                                      $ 10,113,612
------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 5.7%
------------------------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                                 $  225,000      $    251,431
------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc., 6.35%, 2007                                          2,330,000         2,339,509
------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., FRN, 5.687%, 2008                                            2,120,000         2,121,406
------------------------------------------------------------------------------------------------------------------
Duke Capital LLC, 6.25%, 2013                                                          1,000,000         1,006,347
------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                       273,000           298,320
------------------------------------------------------------------------------------------------------------------
Exelon Generation Co. LLC, 6.95%, 2011                                                 2,225,000         2,331,268
------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 5.5%, 2006                                                            360,000           359,866
------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                         1,540,000         1,582,921
------------------------------------------------------------------------------------------------------------------
FPL Group Capital, Inc., 5.551%, 2008                                                  1,868,200         1,867,718
------------------------------------------------------------------------------------------------------------------
HQI Transelec Chile S.A., 7.875%, 2011                                                 1,185,000         1,239,346
------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 4.625%, 2007                                            310,000           306,738
------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 3.5%, 2008                                              119,000           114,872
------------------------------------------------------------------------------------------------------------------
Oncor Electric Delivery Co., 5%, 2007                                                    325,000           322,416
------------------------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., 3.6%, 2009                                                   607,000           579,555
------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc., 6.05%, 2007                                                       610,000           611,852
------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc., 7.1%, 2011                                                        900,000           950,939
------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc., 5.625%, 2016                                                    1,264,000         1,226,685
------------------------------------------------------------------------------------------------------------------
System Energy Resources, Inc., 5.129%, 2014 (a)                                          856,620           830,030
------------------------------------------------------------------------------------------------------------------
TXU Energy Co., 6.125%, 2008                                                             375,000           376,843
------------------------------------------------------------------------------------------------------------------
TXU Energy Co., 7%, 2013                                                               1,745,000         1,796,900
------------------------------------------------------------------------------------------------------------------
Virginia Electric & Power Co., 5.375%, 2007                                              363,000           362,487
------------------------------------------------------------------------------------------------------------------
Virginia Electric & Power Co., 4.1%, 2008                                              1,226,000         1,186,768
------------------------------------------------------------------------------------------------------------------
                                                                                                      $ 22,064,217
------------------------------------------------------------------------------------------------------------------
  TOTAL BONDS                                                                                         $374,033,412
------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 2.6%
------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.3%, due 8/01/06 (y)                               $9,965,000      $  9,965,000
------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (K)                                                                               $383,998,412
------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.9%                                                                    3,513,716
------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                 $387,512,128
------------------------------------------------------------------------------------------------------------------

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $52,515,235, representing 13.6% of net assets.
(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of July 31 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $361,136,348 and 94.05% of market value. An independent pricing service provided an evaluated bid for 93.96% of the market value.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:


                                                                     ACQUISITION     ACQUISITION         CURRENT         TOTAL % OF
RESTRICTED SECURITIES                                                    DATE            COST          MARKET VALUE      NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
Bayview Commercial Asset Trust, FRN, 0.8788%, 2036                     5/16/2006      $  559,130        $  512,505
Bayview Commercial Asset Trust, FRN, 5.655%, 2036                      2/23/2006       1,079,984         1,078,634
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.2%, 2040       3/01/2006         734,717           734,717
Bosphorus Financial Services Ltd., FRN, 6.97%, 2012                    3/08/2005         600,000           595,495
Brascan Real Estate, FRN, 7.1%, 2040                                   9/14/2004         418,000           416,453
Brazilian Merchant Voucher
Receivables Ltd., 5.911%, 2011                                         7/02/2003         265,606           260,958
CPS Auto Receivables Trust, 2.89%, 2009                                3/27/2003          48,019            47,171
CPS Auto Receivables Trust, 3.52%, 2009                                2/14/2003          26,275            25,851
Falcon Franchise Loan LLC, FRN, 4.1039%, 2025                          1/29/2003         186,120           157,580
Putnam Structured Product Funding, CDO, FRN, 5.8188%, 2008             9/23/2003         343,220           343,218
-----------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                             $4,172,582             1.1%
                                                                                                        ==========             ====

The following abbreviations are used in this report and are defined:

CDO          Collateralized Debt Obligation
FRN          Floating Rate Note. The interest rate is the rate in effect as of period end.
REIT         Real Estate Investment Trust

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS INTERMEDIATE INVESTMENT GRADE BOND FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 7/31/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                    $396,954,676
                                                                  ============
Gross unrealized appreciation                                     $    257,612
Gross unrealized depreciation                                      (13,213,876)
                                                                  ------------
      Net unrealized appreciation (depreciation)                  $(12,956,264)
                                                                  ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

FUTURES CONTRACTS


                                                                                                  UNREALIZED
                                                                              EXPIRATION         APPRECIATION
                                          CONTRACTS           VALUE              DATE           (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------
U.S. Treasury Note 5 year (Short)            131           $13,652,656          Sep-06               $ (30,630)
U.S. Treasury Note 10 year (Short)           122            12,935,813          Sep-06                 (71,872)
--------------------------------------------------------------------------------------------------------------
                                                                                                     $(102,502)
                                                                                                     =========

At July 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

MFS(R) Research Bond Fund

7/31/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Research Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 07/31/2006

ISSUER                                                                                          SHARES/PAR              VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
BONDS - 97.9%
---------------------------------------------------------------------------------------------------------------------------------
ADVERTISING & BROADCASTING - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                                   $   4,727,000         $    4,679,722
---------------------------------------------------------------------------------------------------------------------------------
CBS Corp., 6.625%, 2011                                                                          1,020,000              1,049,031
---------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 7.65%, 2010                                                  4,146,000              4,320,360
---------------------------------------------------------------------------------------------------------------------------------
News America Holdings, 8.5%, 2025                                                                  120,000                137,147
---------------------------------------------------------------------------------------------------------------------------------
News America, Inc., 6.4%, 2035                                                                   9,272,000              8,717,024
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   18,903,284
---------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.648%, 2017                                                     $   3,443,926         $    3,453,938
---------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 14.0%
---------------------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, 2.78%, 2007 (a)                                                        $   2,911,667         $    2,895,561
---------------------------------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust, 3.67%, 2009                                            2,171,899              2,165,407
---------------------------------------------------------------------------------------------------------------------------------
Amresco Commercial Mortgage Funding I, 7%, 2029                                                    558,000                561,795
---------------------------------------------------------------------------------------------------------------------------------
ARCap REIT, Inc., "G", 6.1%, 2045 (a)                                                            2,354,000              2,076,390
---------------------------------------------------------------------------------------------------------------------------------
ARCap REIT, Inc., "H", 6.1%, 2045 (a)                                                            1,200,897              1,049,096
---------------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., FRN, 4.857%, 2043                                     3,581,684              3,376,489
---------------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., FRN, 5.9654%, 2045                                    6,220,000              6,275,155
---------------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., FRN, 5.3539%, 2047                                    4,770,000              4,606,089
---------------------------------------------------------------------------------------------------------------------------------
Bayview Commercial Asset Trust, 0.775%, 2035 (i)                                                48,215,701              3,947,660
---------------------------------------------------------------------------------------------------------------------------------
Bayview Commercial Asset Trust, FRN, 1.6943%, 2013 (i)                                          22,708,423              1,726,839
---------------------------------------------------------------------------------------------------------------------------------
Bayview Commercial Asset Trust, FRN, 0.84%, 2036 (i)(z)                                         31,592,819              2,770,856
---------------------------------------------------------------------------------------------------------------------------------
Bayview Commercial Asset Trust, FRN, 0.8788%, 2036 (i)(z)                                       24,975,969              2,023,053
---------------------------------------------------------------------------------------------------------------------------------
Bayview Financial Acquisition Trust, FRN, 5.402%, 2035                                           2,561,000              2,540,192
---------------------------------------------------------------------------------------------------------------------------------
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041                                           2,283,000              2,226,996
---------------------------------------------------------------------------------------------------------------------------------
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.2%, 2040 (z)                             4,250,000              4,250,000
---------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., FRN, 5.116%, 2041                             3,434,786              3,302,881
---------------------------------------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 3.18%, 2010                                                      2,393,000              2,352,678
---------------------------------------------------------------------------------------------------------------------------------
Capital Trust Realty CDO Ltd., 5.16%, 2035 (z)                                                   4,660,000              4,486,706
---------------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust, 4.14%, 2028                                                       3,939,000              3,888,570
---------------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.3997%, 2044                            4,080,000              4,004,467
---------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 7.03%, 2031                                                2,879,016              2,969,622
---------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Pass-Through Certificates, FRN, 5.9873%, 2046                                6,830,000              6,884,143
---------------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 3.5%, 2009 (z)                                                          51,087                 50,584
---------------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 3.52%, 2009 (z)                                                        146,229                144,378
---------------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 2.89%, 2009 (z)                                                        255,460                250,950
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities Corp., 6.878%, 2018 (a)                           2,255,000              2,383,473
---------------------------------------------------------------------------------------------------------------------------------
Credit-Based Asset Servicing and Securities, FRN, 5.303%, 2035                                   3,149,403              3,120,369
---------------------------------------------------------------------------------------------------------------------------------
Crest G-Star CDO, 6.95%, 2032 (z)                                                                6,526,000              6,610,634
---------------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE CMBS Corp., 6.701%, 2008 (a)                                                              5,879                  5,877
---------------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033 (a)                                               1,064,548              1,069,039
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                            857,406                865,786
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                                            1,635,000              1,777,434
---------------------------------------------------------------------------------------------------------------------------------
Drive Auto Receivables Trust, 2.5%, 2009 (a)                                                     1,614,919              1,582,565
---------------------------------------------------------------------------------------------------------------------------------
E*TRADE RV & Marine Trust, 3.62%, 2018                                                             994,000                945,445
---------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 7.382%, 2010 (a)                                                      1,544,809              1,580,442
---------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, FRN, 3.4032%, 2023 (a)(i)                                               599,522                 66,703
---------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, FRN, 4.1039%, 2023 (i)(z)                                             8,956,718              1,440,543
---------------------------------------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Trust, FRN, 1.1898%, 2043 (a)(i)                  23,131,227                820,638
---------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Bank of America, FRN, 0.6865%, 2028 (i)                             24,475,384                412,567
---------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, FRN, 7.5%, 2029                             951,027              1,052,239
---------------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., 6.269%, 2035                                               2,042,000              2,109,506
---------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036                                    5,908,072              5,783,959
---------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., FRN, 5.224%, 2037                                    3,357,664              3,245,301
---------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., FRN, 4.569%, 2042                                    5,335,000              5,096,825
---------------------------------------------------------------------------------------------------------------------------------
Household Automotive Trust, 3.44%, 2009                                                            615,931                608,042
---------------------------------------------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 3.27%, 2011                                                        1,447,226              1,433,912
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.3814%, 2041                       4,431,054              4,318,142
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.5067%, 2042 (a)                   4,130,000              3,915,850
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 4.936%, 2042                        5,061,203              4,785,201
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.5423%, 2043                       5,666,655              5,522,425
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043                        6,220,000              6,276,412
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046                        6,001,863              5,733,815
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.7077%, 2035 (i)                       28,022,826                439,958
---------------------------------------------------------------------------------------------------------------------------------
Long Beach Auto Receivables Trust, FRN, 2.841%, 2010                                             3,100,838              3,037,766
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Trust, FRN, 5.8442%, 2039                                                 7,423,000              7,417,889
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.86%, 2010                                                      1,157,000              1,159,820
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 7.3%, 2030 (a)                                                   3,362,000              3,424,452
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., FRN, 7.4994%, 2008                                                 630,000                645,591
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., FRN, 1.1023%, 2031 (a)(i)                                       19,466,986                402,091
---------------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., FRN, 0.889%, 2031 (i)                                           14,039,082                149,421
---------------------------------------------------------------------------------------------------------------------------------
Multi-Family Capital Access One, Inc., 6.65%, 2024                                               1,210,215              1,229,958
---------------------------------------------------------------------------------------------------------------------------------
Nationslink Funding Corp., FRN, 0.7156%, 2023 (i)                                                7,594,059                115,315
---------------------------------------------------------------------------------------------------------------------------------
New Century Home Equity Loan Trust, FRN, 4.532%, 2035                                            3,000,000              2,946,498
---------------------------------------------------------------------------------------------------------------------------------
Nomura Asset Acceptance Corp., FRN, 4.423%, 2034                                                 2,690,595              2,657,306
---------------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035                                        2,038,504              2,004,701
---------------------------------------------------------------------------------------------------------------------------------
Preferred Term Securities IV Ltd., CDO, FRN, 7.6456%, 2031 (z)                                   2,850,000              2,867,813
---------------------------------------------------------------------------------------------------------------------------------
Preferred Term Securities XIX Ltd., CDO, FRN, 5.6794%, 2035 (z)                                  7,800,000              7,781,670
---------------------------------------------------------------------------------------------------------------------------------
Prudential Securities Secured Financing Corp., FRN, 7.0499%, 2013                                1,838,000              1,944,426
---------------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., 3.878%, 2025                                          2,895,869              2,869,750
---------------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., FRN, 4.9708%, 2034                                    2,727,000              2,640,380
---------------------------------------------------------------------------------------------------------------------------------
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035                                  5,795,000              5,726,256
---------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities, Inc., FRN, 7.2777%, 2032 (z)                               3,262,500              3,513,376
---------------------------------------------------------------------------------------------------------------------------------
SLM Student Loan Trust, 2.99%, 2022 (a)                                                          1,111,000              1,100,745
---------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., FRN, 4.67%, 2035                                              4,852,858              4,782,423
---------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., FRN, 5.625%, 2035 (a)                                         8,064,624              8,067,560
---------------------------------------------------------------------------------------------------------------------------------
TIAA Real Estate CDO Ltd., 7.17%, 2032 (a)                                                         803,388                809,732
---------------------------------------------------------------------------------------------------------------------------------
TPREF Funding III Ltd., CDO, 5.34% to 2008, FRN to 2033 (z)                                      5,000,000              4,906,250
---------------------------------------------------------------------------------------------------------------------------------
Triad Auto Receivables Trust, 3.24%, 2009                                                          500,791                500,298
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, 4.935%, 2042                                            4,100,000              3,884,780
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041                                       4,700,000              4,438,492
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042                                       6,014,804              5,755,241
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042                                       4,116,878              3,948,007
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.3699%, 2044                                      4,999,000              4,832,392
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.4908%, 2044                                      4,730,000              4,598,484
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 6.1641%, 2045 (a)                                  5,320,000              5,422,813
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  249,411,355
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
American Axle & Manufacturing, Inc., 5.25%, 2014                                             $   4,150,000         $    3,423,750
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.8%, 2009                                                                2,707,000              2,516,682
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.375%, 2009                                                              2,010,000              1,895,981
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.7%, 2010                                                                2,787,000              2,497,082
---------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.125%, 2008                                                    3,818,000              3,753,018
---------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.75%, 2014                                                     3,400,000              3,200,481
---------------------------------------------------------------------------------------------------------------------------------
Johnson Controls, Inc., 5.5%, 2016                                                               8,054,000              7,727,217
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   25,014,211
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 7.5%
---------------------------------------------------------------------------------------------------------------------------------
American Express Co., 6.8% to 2016, FRN to 2066                                              $   1,710,000         $    1,729,665
---------------------------------------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (a)                                  4,869,000              4,844,655
---------------------------------------------------------------------------------------------------------------------------------
Barclays Bank PLC, 6.86% to 2032, FRN to 2049 (a)                                                1,596,000              1,640,969
---------------------------------------------------------------------------------------------------------------------------------
BNP Paribas, 5.186% to 2015, FRN to 2049 (a)                                                     5,365,000              4,958,929
---------------------------------------------------------------------------------------------------------------------------------
Chuo Mitsui Trust & Banking Co., 5.506% to 2015, FRN to 2049 (a)                                 6,603,000              6,164,105
---------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 5.625%, 2012                                                                    2,622,000              2,619,984
---------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 5%, 2014                                                                        9,196,000              8,720,125
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 4.875%, 2015                                             9,117,000              8,535,190
---------------------------------------------------------------------------------------------------------------------------------
DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049 (a)                                       3,015,000              3,236,928
---------------------------------------------------------------------------------------------------------------------------------
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049 (a)                                         3,328,000              3,297,366
---------------------------------------------------------------------------------------------------------------------------------
HSBK Europe B.V., 7.75%, 2013 (a)                                                                1,724,000              1,747,705
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co., 5.125%, 2014                                                            4,932,000              4,697,104
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co., 5.15%, 2015                                                             4,280,000              4,054,474
---------------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8.5%, 2013                                                       3,553,000              3,695,120
---------------------------------------------------------------------------------------------------------------------------------
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (a)                                3,640,000              3,569,395
---------------------------------------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 5.79%, 2014 (a)                                                    4,482,000              4,434,047
---------------------------------------------------------------------------------------------------------------------------------
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049                                         7,546,000              7,380,826
---------------------------------------------------------------------------------------------------------------------------------
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049 (a)                                             1,635,000              1,715,272
---------------------------------------------------------------------------------------------------------------------------------
RBS Capital Trust II, 6.425% to 2034, FRN to 2049                                                3,191,000              3,042,906
---------------------------------------------------------------------------------------------------------------------------------
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (a)                                                 3,348,000              3,184,182
---------------------------------------------------------------------------------------------------------------------------------
Russian Standard Finance S.A., 8.625%, 2011 (a)                                                  5,200,000              5,102,500
---------------------------------------------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049 (a)                                           2,349,000              2,401,418
---------------------------------------------------------------------------------------------------------------------------------
UBS AG, 5.875%, 2016                                                                             8,260,000              8,281,129
---------------------------------------------------------------------------------------------------------------------------------
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049                                       8,710,000              8,674,559
---------------------------------------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC, 6.75%, 2013                                                               6,726,000              7,083,373
---------------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (a)                              1,766,000              1,971,126
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank, NA, 5.6%, 2016                                                                    6,426,000              6,305,725
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2042                                            8,022,000              7,892,028
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 6.605%, 2025                                                                     2,393,000              2,473,288
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  133,454,093
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., 5.85%, 2015                                                                   $   8,730,000         $    8,492,448
---------------------------------------------------------------------------------------------------------------------------------
Rogers Cable, Inc., 5.5%, 2014                                                                   3,245,000              2,916,444
---------------------------------------------------------------------------------------------------------------------------------
TCI Communications Financing III, 9.65%, 2027                                                       20,000                 21,306
---------------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.8%, 2012                                                             1,529,000              1,773,137
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   13,203,335
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.7%, 2012                                                        $   4,666,000         $    4,645,796
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 8.25%, 2007                                                      1,596,000              1,632,689
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 5.5%, 2016                                                       1,879,000              1,816,364
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5.45%, 2014                                                           2,996,000              2,930,837
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 6.05%, 2016                                                          13,405,000             13,434,974
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter, Inc., 6.6%, 2012                                                     3,101,000              3,241,944
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 5.3%, 2013                                                             742,000                724,767
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 4.75%, 2014                                                          2,500,000              2,321,790
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   30,749,161
---------------------------------------------------------------------------------------------------------------------------------
BUILDING - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                                                   $   1,072,000         $    1,093,548
---------------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.625%, 2010                                                       3,915,000              4,109,787
---------------------------------------------------------------------------------------------------------------------------------
Goodman Global Holdings, Inc., 7.875%, 2012                                                      6,120,000              5,676,300
---------------------------------------------------------------------------------------------------------------------------------
Lafarge S.A., 6.5%, 2016                                                                         4,396,000              4,415,276
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   15,294,911
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc., 5.5%, 2016                                                              $   8,190,000         $    7,964,677
---------------------------------------------------------------------------------------------------------------------------------
Xerox Corp., 6.4%, 2016                                                                          4,315,000              4,137,006
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   12,101,683
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co., 5.75%, 2008                                                                $     775,000         $      780,126
---------------------------------------------------------------------------------------------------------------------------------
Nalco Co., 7.75%, 2011                                                                           3,065,000              3,080,325
---------------------------------------------------------------------------------------------------------------------------------
Nalco Co., 8.875%, 2013                                                                          1,710,000              1,727,100
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,587,551
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                            $   6,130,000         $    6,206,625
---------------------------------------------------------------------------------------------------------------------------------
DEFENSE ELECTRONICS - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 4.75%, 2010 (a)                                                  $   5,961,000         $    5,736,556
---------------------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 6.4%, 2011 (a)                                                       5,000,000              5,111,690
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   10,848,246
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Apache Corp., 7.375%, 2047                                                                   $      37,000         $       42,633
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875%, 2016                                                            6,685,000              6,451,025
---------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 4.375%, 2007                                                                   798,000                786,510
---------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.25%, 2011                                                                  3,181,000              3,375,378
---------------------------------------------------------------------------------------------------------------------------------
XTO Energy, Inc., 5.65%, 2016                                                                    5,450,000              5,264,722
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   15,920,268
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                                               $   4,361,000         $    4,715,432
---------------------------------------------------------------------------------------------------------------------------------
TNK-BP Finance S.A., 7.5%, 2016 (a)                                                              3,432,000              3,474,900
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    8,190,332
---------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Turner Broadcasting System, Inc., 8.375%, 2013                                               $     399,000         $      441,042
---------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co., 6.375%, 2012                                                                    4,262,000              4,411,098
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,852,140
---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL INSTITUTIONS - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Allied Capital Corp., 6.625%, 2011                                                           $   5,400,000         $    5,416,162
---------------------------------------------------------------------------------------------------------------------------------
American General Finance Corp., 4.875%, 2012                                                     5,383,000              5,148,414
---------------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp., 6.25%, 2016                                                         7,730,000              7,692,394
---------------------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 5.5%, 2016                                                                  12,782,000             12,375,852
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   30,632,822
---------------------------------------------------------------------------------------------------------------------------------
FOOD & NON ALCOHOLIC BEVERAGES - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC, 5.125%, 2013 (a)                                                      $   9,167,000         $    8,714,077
---------------------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 6.25%, 2012                                                                   3,464,000              3,537,818
---------------------------------------------------------------------------------------------------------------------------------
Miller Brewing Co., 5.5%, 2013 (a)                                                               7,021,000              6,812,820
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   19,064,715
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Stora Enso Oyj, 6.404%, 2016 (a)                                                             $   4,020,000         $    3,986,650
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Harrah's Operating Co., Inc., 5.625%, 2015                                                   $   7,198,000         $    6,715,086
---------------------------------------------------------------------------------------------------------------------------------
Marriott International, Inc., 6.2%, 2016                                                         6,280,000              6,238,301
---------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 5.875%, 2014                                                                   4,560,000              4,143,900
---------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012                                          4,975,000              5,248,625
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   22,345,912
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc., 4.25%, 2013                                              $   7,137,000         $    6,567,325
---------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc., 5.05%, 2015 (a)                                              4,159,000              3,939,276
---------------------------------------------------------------------------------------------------------------------------------
ING Groep N.V., 5.775% to 2015, FRN to 2049                                                      5,685,000              5,453,478
---------------------------------------------------------------------------------------------------------------------------------
UnumProvident Corp., 7.625%, 2011                                                                2,026,000              2,118,345
---------------------------------------------------------------------------------------------------------------------------------
UnumProvident Corp., 6.85%, 2015 (a)                                                             1,020,000              1,008,920
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   19,087,344
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - PROPERTY & CASUALTY - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                                                       $   5,010,000         $    4,864,109
---------------------------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc., 6.25%, 2016                                                       4,534,000              4,566,069
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    9,430,178
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25%, 2011                                                          $   5,577,000         $    5,876,764
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
AmerisourceBergen Corp., 5.875%, 2015                                                        $   4,505,000         $    4,257,306
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 8.75%, 2010                                                                           5,540,000              5,581,550
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    9,838,856
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 5.875%, 2016                                                           $   5,800,000         $    5,234,500
---------------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED - 13.6%
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.55%, 2011                                                                      $   2,378,509         $    2,289,032
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.79%, 2012                                                                            640,000                613,352
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.12%, 2012                                                                          1,970,194              1,930,392
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.543%, 2013                                                                         2,467,810              2,345,466
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.845%, 2013                                                                         1,367,722              1,317,187
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.62%, 2014 - 2015                                                                   3,617,438              3,414,244
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.667%, 2014                                                                         1,459,567              1,387,758
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.77%, 2014                                                                          1,890,518              1,802,271
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.848%, 2014                                                                         3,691,277              3,542,639
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.86%, 2014                                                                          1,705,151              1,631,406
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.05%, 2014                                                                          1,284,310              1,243,688
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.412%, 2014                                                                         1,892,976              1,886,400
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.53%, 2015                                                                          1,182,756              1,104,785
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.6%, 2015                                                                           1,605,186              1,506,519
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.665%, 2015                                                                         1,262,827              1,193,206
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.76%, 2015                                                                          2,177,360              2,066,246
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.785%, 2015                                                                         1,709,180              1,625,260
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.815%, 2015                                                                         1,848,000              1,758,481
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.82%, 2015                                                                          1,581,253              1,505,424
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.85%, 2015                                                                          1,537,441              1,470,418
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.87%, 2015                                                                          1,296,718              1,240,424
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.89%, 2015                                                                            401,196                383,601
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.925%, 2015                                                                         4,438,657              4,266,339
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.94%, 2015                                                                          2,330,000              2,239,820
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.98%, 2015                                                                          1,690,811              1,626,923
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2016 - 2020                                                                      4,973,680              4,840,717
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.09%, 2016                                                                          1,100,045              1,065,669
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.423%, 2016                                                                         3,150,174              3,113,258
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.996%, 2017                                                                         3,542,972              3,427,467
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2018 - 2036                                                                  103,250,509            100,888,915
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.88%, 2020                                                                          1,059,874              1,033,089
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2031 - 2033                                                                    1,548,582              1,572,167
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2034 - 2036                                                                      5,450,225              5,418,902
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2018 - 2028                                                                    28,416,574             28,054,139
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2019 - 2036                                                                  27,249,930             26,658,984
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2033 - 2035                                                                    12,603,812             12,571,063
---------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 6%, 2036                                                                             8,190,624              8,180,347
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  242,215,998
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                             $  11,296,000         $   12,321,372
---------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 5.125%, 2014                                                   1,185,000              1,101,873
---------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.75%, 2032                                                    1,797,000              1,972,290
---------------------------------------------------------------------------------------------------------------------------------
Magellan Midstream Partners LP, 5.65%, 2016                                                      3,272,000              3,139,494
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   18,535,029
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
AT&T, Inc., 5.1%, 2014                                                                       $   8,435,000         $    7,916,627
---------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9%, 2031                                                            4,655,000              4,771,375
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 5.25%, 2013                                           621,000                588,377
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.25%, 2030                                         3,174,000              3,713,183
---------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 5.25%, 2015                                                              6,200,000              5,699,232
---------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 6%, 2034                                                                 5,005,000              4,431,417
---------------------------------------------------------------------------------------------------------------------------------
Telefonica Europe B.V., 7.75%, 2010                                                             10,213,000             10,906,340
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   38,026,551
---------------------------------------------------------------------------------------------------------------------------------
OILS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.5%, 2015                                                     $   6,690,000         $    6,952,047
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Wyeth, 5.5%, 2013                                                                            $   4,690,000         $    4,617,690
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                                             $   5,255,000         $    5,662,263
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Canadian National Railway Co., 5.8%, 2016                                                    $   6,600,000         $    6,644,095
---------------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 9.375%, 2012                                                                   2,179,000              2,315,188
---------------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 12.5%, 2012                                                                    2,235,000              2,458,500
---------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp., 7.25%, 2008                                                                 1,580,000              1,635,095
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   13,052,878
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc., REIT, 5%, 2015                                                      $   3,499,000         $    3,249,462
---------------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, REIT, 6.8%, 2009                                                               6,465,000              6,627,963
---------------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, REIT, 4.75%, 2014                                                              4,421,000              4,068,319
---------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, REIT, 6.25%, 2016                                                         7,172,000              7,154,378
---------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp., REIT, 6%, 2012                                                               1,197,000              1,214,017
---------------------------------------------------------------------------------------------------------------------------------
ProLogis, REIT, 5.75%, 2016                                                                      8,700,000              8,446,282
---------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, REIT, 4.6%, 2010                                                        3,579,000              3,454,658
---------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, REIT, 5.75%, 2015                                                       1,506,000              1,475,029
---------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, REIT, 6.1%, 2016                                                        4,146,000              4,158,438
---------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, REIT, 5.625%, 2007                                                         1,307,000              1,303,415
---------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, REIT, 4.75%, 2010                                                            798,000                764,702
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   41,916,663
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                                              $   2,086,000         $    2,336,293
---------------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 6.25%, 2016                                                                   3,320,000              3,326,776
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,663,069
---------------------------------------------------------------------------------------------------------------------------------
RETAILERS - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                                                           $   1,743,000         $    1,843,223
---------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc., 5.4%, 2016                                                                     7,702,000              7,488,755
---------------------------------------------------------------------------------------------------------------------------------
Limited Brands, Inc., 5.25%, 2014                                                                6,636,000              6,076,572
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   15,408,550
---------------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 4.95%, 2010                                                                   $   2,201,000         $    2,133,608
---------------------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 6.5%, 2011                                                                        1,630,000              1,662,266
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,795,874
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.95%, 2014                                                     $   8,570,000         $    8,305,076
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc., 7%, 2013                                                                 $   3,704,000         $    3,978,089
---------------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc., 7.25%, 2012 (a)                                                         6,165,000              6,210,843
---------------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc., 7.625%, 2016 (a)                                                        1,758,000              1,790,038
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   11,978,970
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SERVICES - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
FedEx Corp., 9.65%, 2012                                                                     $     625,000         $      741,391
---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 3.5%
---------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 4.5%, 2007                                                           $  24,125,000         $   23,952,144
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.34%, 2021                                                         376,661                375,049
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.34%, 2021                                                          72,681                 74,906
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.35%, 2021                                                          51,564                 53,140
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.44%, 2021                                                          69,327                 71,656
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.07%, 2022                                                         275,060                281,152
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.35%, 2023                                                       1,680,837              1,561,741
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.89%, 2023                                                       2,317,435              2,226,761
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.98%, 2023                                                       2,380,773              2,301,714
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.34%, 2024                                                       2,647,153              2,451,809
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.86%, 2024                                                       2,225,664              2,127,403
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.93%, 2024                                                       2,250,875              2,166,947
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.19%, 2024                                                       3,415,382              3,334,952
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.52%, 2024                                                       3,213,935              3,201,442
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.57%, 2025                                                       3,356,602              3,132,027
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.76%, 2025                                                       9,625,064              9,097,206
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.35%, 2026                                                       6,200,000              6,085,449
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   62,495,498
---------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 28.7%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.25%, 2023                                                             $  16,523,000         $   18,501,894
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6%, 2026                                                                   31,906,000             35,124,007
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2031                                                               92,721,000             95,872,030
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.5%, 2006                                                                 24,955,000             25,016,414
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.5%, 2006                                                                  6,657,000              6,625,273
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.125%, 2007                                                               23,228,000             23,461,186
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3%, 2007                                                                      257,000                250,434
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.5%, 2008                                                                  3,868,000              3,896,557
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.625%, 2008 (f)                                                          142,258,000            143,763,943
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.125%, 2009                                                               73,411,000             70,093,190
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.5%, 2010                                                                 64,946,000             68,218,694
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4%, 2010                                                                      525,000                508,881
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4%, 2014                                                                    4,516,000              4,247,158
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25%, 2014                                                                 3,180,000              3,027,087
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.125%, 2015                                                                2,921,000              2,747,793
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, TIPS, 2%, 2014                                                              8,670,749              8,428,913
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  509,783,454
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 4.1%
---------------------------------------------------------------------------------------------------------------------------------
Duke Capital Corp., 8%, 2019                                                                 $   7,065,000         $    7,958,157
---------------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                               5,188,000              5,669,182
---------------------------------------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                                                       4,290,000              4,419,738
---------------------------------------------------------------------------------------------------------------------------------
Exelon Generation Co. LLC, 6.95%, 2011                                                           5,616,000              5,884,226
---------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                                  13,644,000             14,024,272
---------------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875%, 2012                                                    1,182,000              1,182,253
---------------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 6.125%, 2036 (a)                                                4,000,000              3,849,100
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 7.25%, 2014                                                                    4,675,000              4,575,656
---------------------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc., 5.625%, 2016                                                              8,549,000              8,296,625
---------------------------------------------------------------------------------------------------------------------------------
PSEG Power LLC, 8.625%, 2031                                                                     5,391,000              6,703,768
---------------------------------------------------------------------------------------------------------------------------------
TXU Energy Co., 7%, 2013                                                                         7,435,000              7,656,132
---------------------------------------------------------------------------------------------------------------------------------
Virginia Electric & Power Co., 4.1%, 2008                                                        2,258,000              2,185,744
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   72,404,853
---------------------------------------------------------------------------------------------------------------------------------
      TOTAL BONDS                                                                                                  $1,740,244,728
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.3%, due 8/01/06 (y)                                      $  14,557,000         $   14,557,000
---------------------------------------------------------------------------------------------------------------------------------
      TOTAL INVESTMENTS(K)                                                                                         $1,754,801,728
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.3%                                                                                  23,685,231
---------------------------------------------------------------------------------------------------------------------------------
      NET ASSETS - 100.0%                                                                                          $1,778,486,959
---------------------------------------------------------------------------------------------------------------------------------

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $135,576,494, representing 7.6% of net assets.
(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of July 31, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $1,688,190,949 and 96.20% of market value. An independent pricing service provided an evaluated bid for 95.99% of the market value.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                                                                           TOTAL
                                                                                                            % OF
                                                         ACQUISITION     ACQUISITION       CURRENT          NET
RESTRICTED SECURITIES                                       DATE            COST         MARKET VALUE      ASSETS
-----------------------------------------------------------------------------------------------------------------

Bayview Commercial Asset Trust, FRN, 0.84%, 2036          2/28/2006      $2,724,046      $  2,770,856
Bayview Commercial Asset Trust, FRN, 0.8788%, 2036        5/16/2006       2,247,489         2,023,053
Bayview Financial Revolving Mortgage Loan
Trust, FRN, 6.2%, 2040                                    3/1/2006        4,250,000         4,250,000
Capital Trust Realty CDO Ltd., 5.16%, 2035                4/7/2006        4,486,160         4,486,706
CPS Auto Receivables Trust, 3.5%, 2009                    8/20/2002          51,087            50,584
CPS Auto Receivables Trust, 3.52%, 2009                   2/14/2003         146,748           144,378
CPS Auto Receivables Trust, 2.89%, 2009                   3/27/2003         255,460           250,950
Crest G-Star CDO, 6.95%, 2032                             9/13/2005       6,988,938         6,610,634
Falcon Franchise Loan LLC, FRN, 4.1039%, 2023             1/29/2003       1,764,072         1,440,543
Preferred Term Securities IV Ltd., CDO, FRN,
7.6456%, 2031                                             9/13/2005       2,898,429         2,867,813
Preferred Term Securities XIX Ltd., CDO, FRN,
5.6794%, 2035                                             9/8/2005        7,800,000         7,781,670
Salomon Brothers Mortgage Securities, Inc., FRN,
7.0797%, 2032                                             1/7/2005        3,748,179         3,513,376
TPREF Funding III LTD., CDO, 5.34% to 2008,
FRN to 2033                                               4/18/2006       4,934,550         4,906,250
-----------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                              $ 41,096,813       2.3%
                                                                                         ============       ===

The following abbreviations are used in the Portfolio of Investments and are defined:
CDO           Collateralized Debt Obligation
FRN           Floating Rate Note. The interest rate is the rate in effect as of period end.
REIT          Real Estate Investment Trust
TIPS          Treasury Inflation Protected Security

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS RESEARCH BOND FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 07/31/2006

(1) PORTFOLIO SECURITIES
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                   $1,802,606,408
                                                                 ==============
Gross unrealized appreciation                                    $    3,142,788
Gross unrealized depreciation                                       (50,947,468)
                                                                 --------------
      Net unrealized appreciation (depreciation)                 $  (47,804,680)
                                                                 ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

    DERIVATIVES
    -----------

FUTURES CONTRACTS
                                                                                                          UNREALIZED
                                                                              EXPIRATION                 APPRECIATION
                                      CONTRACTS            VALUE                 DATE                   (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond (Short)               894            $ 96,803,438            Sep-06                   $(1,412,583)

CREDIT DEFAULT SWAPS
                                                                                                          UNREALIZED
               NOTIONAL PRINCIPAL                                                                        APPRECIATION
EXPIRATION     AMOUNT OF CONTRACT     DESCRIPTION                                                       (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
3/20/11           $  4,151,000        Agreement between the fund and                                     $   (18,405)
                                      Merrill Lynch International to exchange
                                      the credit risk of AutoZone, Inc. As a
                                      buyer of protection, the fund agrees
                                      to pay Merrill Lynch International quarterly at a fixed
                                      annual rate of 0.68% of the notional amount
                                      of $4,151,000 until maturity on March 20, 2011.
                                      If AutoZone, Inc. experiences one of the
                                      following credit events: bankruptcy, failure to
                                      pay, or a restructuring, the fund would
                                      then purchase $4,151,000 par of AutoZone, Inc.
                                      bonds at the post credit event market price, and
                                      then deliver those bonds to Merrill Lynch International, who in turn would deliver $4,151,000 in cash to the
                                      fund.

3/20/11           $  4,151,000        Agreement between the fund and                                     $   (10,543)
                                      Merrill Lynch International to exchange
                                      the credit risk of The New York Times Co. As a
                                      buyer of protection, the fund agrees
                                      to pay Merrill Lynch International quarterly at a fixed
                                      annual rate of 0.43% of the notional amount
                                      of $4,151,000 until maturity on March 20, 2011.
                                      If The New York Times Co. experiences one of the
                                      following credit events: bankruptcy, failure to
                                      pay, or a restructuring, the fund would
                                      then purchase $4,151,000 par of The New York Times Co.
                                      bonds at the post credit event market price, and
                                      then deliver those bonds to Merrill Lynch International, who in turn would deliver $4,151,000 in cash to the
                                      fund.
                                                                                                         -----------
                                                                                                         $   (28,948)
                                                                                                         -----------

At July 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

MFS(R) Research Bond Fund J

7/31/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Research Bond Fund J
PORTFOLIO OF INVESTMENTS (Unaudited) 07/31/2006

Issuer                                                                                             Shares/Par         Value ($)
-------------------------------------------------------------------------------------------------------------------------------
BONDS - 96.7%
-------------------------------------------------------------------------------------------------------------------------------
ADVERTISING & BROADCASTING - 1.3%
-------------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                                         $  650,000      $    643,500
-------------------------------------------------------------------------------------------------------------------------------
CBS Corp., 6.625%, 2011                                                                               350,000           359,962
-------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 7.65%, 2010                                                       473,000           492,892
-------------------------------------------------------------------------------------------------------------------------------
News America Holdings, 8.5%, 2025                                                                      30,000            34,287
-------------------------------------------------------------------------------------------------------------------------------
News America, Inc., 6.4%, 2035                                                                      1,035,000           973,050
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  2,503,691
-------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.2%
-------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.875%, 2020                                                           $  314,069      $    307,788
-------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 14.8%
-------------------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, 2.78%, 2007 (a)                                                              $  671,667      $    667,951
-------------------------------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust, 3.67%, 2009                                                 211,938           211,305
-------------------------------------------------------------------------------------------------------------------------------
Amresco Commercial Mortgage Funding I, 7%, 2029                                                       142,000           142,966
-------------------------------------------------------------------------------------------------------------------------------
ARCap REIT, Inc., "H", 6.1%, 2045 (a)                                                                 138,945           121,382
-------------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., FRN, 4.857%, 2043                                          492,321           464,116
-------------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., FRN, 5.9654%, 2045                                         710,000           716,296
-------------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., FRN, 5.3539%, 2047                                         657,557           634,961
-------------------------------------------------------------------------------------------------------------------------------
Bayview Commercial Asset Trust, 0.775%, 2035 (i)                                                    7,055,956           577,706
-------------------------------------------------------------------------------------------------------------------------------
Bayview Commercial Asset Trust, FRN, 0.84%, 2013 (i)                                                2,963,512           225,357
-------------------------------------------------------------------------------------------------------------------------------
Bayview Commercial Asset Trust, FRN, 0.84%, 2036 (i)(z)                                             4,051,081           355,301
-------------------------------------------------------------------------------------------------------------------------------
Bayview Commercial Asset Trust, FRN, 0.8788%, 2036 (i)(z)                                           2,989,299           242,133
-------------------------------------------------------------------------------------------------------------------------------
Bayview Financial Acquisition Trust, FRN, 5.402%, 2045                                                331,000           328,311
-------------------------------------------------------------------------------------------------------------------------------
Bayview Financial Acquisition Trust, FRN, 5.483%, 2045                                                307,000           299,469
-------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., FRN, 5.116%, 2041                                  401,050           385,649
-------------------------------------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 3.18%, 2010                                                           607,000           596,772
-------------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.2255%, 2044                                 580,000           569,262
-------------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 2.89%, 2009 (z)                                                            64,665            63,524
-------------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 3.5%, 2009 (z)                                                             12,905            12,778
-------------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 3.52%, 2009 (z)                                                            37,048            36,579
-------------------------------------------------------------------------------------------------------------------------------
Credit-Based Asset Servicing and Securities, FRN, 5.303%, 2035                                        407,489           403,732
-------------------------------------------------------------------------------------------------------------------------------
Crest G-Star CDO, 6.95%, 2032 (z)                                                                     974,000           986,632
-------------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033 (a)                                                    270,192           271,332
-------------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                               217,114           219,236
-------------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                                                 415,000           451,153
-------------------------------------------------------------------------------------------------------------------------------
Drive Auto Receivables Trust, 2.5%, 2009 (a)                                                          408,964           400,771
-------------------------------------------------------------------------------------------------------------------------------
E*TRADE RV & Marine Trust, 3.62%, 2018                                                                141,000           134,112
-------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 7.382%, 2010 (a)                                                           214,022           218,959
-------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, FRN, 3.4032%, 2023 (a)(i)                                                  151,759            16,885
-------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, FRN, 4.1039%, 2025 (i)(z)                                                2,269,797           365,060
-------------------------------------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Trust, FRN, 1.1898%, 2043 (a)(i)                      5,862,803           207,998
-------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Bank of America, FRN, 0.6865%, 2035 (i)                                 6,203,741           104,573
-------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, FRN, 7.5%, 2029                                202,000           223,498
-------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036                                         400,000           391,597
-------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., FRN, 5.224%, 2037                                         474,453           458,576
-------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., FRN, 4.569%, 2042                                         400,000           382,142
-------------------------------------------------------------------------------------------------------------------------------
Household Automotive Trust, 3.44%, 2009                                                               155,912           153,915
-------------------------------------------------------------------------------------------------------------------------------
IKON Receivables Funding LLC, 3.27%, 2011                                                             367,250           363,871
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.3814%, 2041                            400,000           389,807
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.3446%, 2042 (a)                        540,000           512,000
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 4.936%, 2042                             649,533           614,112
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.5423%, 2043                            826,928           805,881
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043                             710,000           716,439
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046                             881,125           841,773
-------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.7077%, 2035 (i)                           7,103,278           111,521
-------------------------------------------------------------------------------------------------------------------------------
Long Beach Auto Receivables Trust, FRN, 2.841%, 2010                                                  608,423           596,047
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Trust, FRN, 5.8442%, 2039                                                      860,000           859,408
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 6.86%, 2010                                                           293,000           293,714
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 7.3%, 2030 (a)                                                        500,000           509,288
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., FRN, 7.4994%, 2030                                                    160,000           163,960
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., FRN, 0.8746%, 2031 (a)(i)                                           4,934,323           101,918
-------------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., FRN, 0.889%, 2031 (i)                                               3,558,898            37,878
-------------------------------------------------------------------------------------------------------------------------------
Multi-Family Capital Access One, Inc., 6.65%, 2024                                                    306,837           311,843
-------------------------------------------------------------------------------------------------------------------------------
Nationslink Funding Corp., FRN, 0.7156%, 2030 (i)                                                   1,924,691            29,226
-------------------------------------------------------------------------------------------------------------------------------
New Century Home Equity Loan Trust, FRN, 4.532%, 2035                                               1,000,000           982,166
-------------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035                                             242,364           238,345
-------------------------------------------------------------------------------------------------------------------------------
Preferred Term Securities IV Ltd., CDO, FRN, 7.6456%, 2031 (z)                                        450,000           452,813
-------------------------------------------------------------------------------------------------------------------------------
Preferred Term Securities XIX Ltd., CDO, FRN, 5.6794%, 2035 (z)                                     1,425,000         1,421,651
-------------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., FRN, 4.9708%, 2034                                         185,000           179,124
-------------------------------------------------------------------------------------------------------------------------------
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035                                       845,000           834,976
-------------------------------------------------------------------------------------------------------------------------------
SLM Student Loan Trust, 2.99%, 2022 (a)                                                               282,000           279,397
-------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., FRN, 5.625%, 2035 (a)                                            1,190,987         1,191,421
-------------------------------------------------------------------------------------------------------------------------------
TIAA Real Estate CDO Ltd., 7.17%, 2032 (a)                                                            158,915           160,170
-------------------------------------------------------------------------------------------------------------------------------
Triad Auto Receivables Trust, 3.24%, 2009                                                             126,918           126,792
-------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, 4.935%, 2042                                                 570,000           540,079
-------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041                                            700,000           661,052
-------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042                                            879,362           841,414
-------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042                                            565,886           542,674
-------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.3699%, 2044                                           677,000           654,437
-------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.4908%, 2044                                           670,000           651,371
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $ 29,058,557
-------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 1.4%
-------------------------------------------------------------------------------------------------------------------------------
American Axle & Manufacturing, Inc., 5.25%, 2014                                                   $  475,000      $    391,875
-------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.8%, 2009                                                                     262,000           243,580
-------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.375%, 2009                                                                   220,000           207,520
-------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.7%, 2010                                                                     136,000           121,853
-------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.125%, 2008                                                         456,000           448,239
-------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.75%, 2014                                                          450,000           423,593
-------------------------------------------------------------------------------------------------------------------------------
Johnson Controls, Inc., 5.5%, 2016                                                                    931,000           893,226
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  2,729,886
-------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 7.8%
-------------------------------------------------------------------------------------------------------------------------------
American Express Co., 6.8% to 2016, FRN to 2066                                                    $  200,000      $    202,300
-------------------------------------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (a)                                       713,000           709,435
-------------------------------------------------------------------------------------------------------------------------------
Barclays Bank PLC, 6.86% to 2032, FRN to 2049 (a)                                                     205,000           210,776
-------------------------------------------------------------------------------------------------------------------------------
BNP Paribas, 5.186% to 2015, FRN to 2049 (a)                                                          619,000           572,149
-------------------------------------------------------------------------------------------------------------------------------
Chuo Mitsui Trust & Banking Co., 5.506% to 2015, FRN to 2049 (a)                                      755,000           704,816
-------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 5.625%, 2012                                                                         465,000           464,642
-------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 5%, 2014                                                                           1,148,000         1,088,593
-------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 4.875%, 2015                                                1,059,000           991,419
-------------------------------------------------------------------------------------------------------------------------------
DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049 (a)                                            338,000           362,880
-------------------------------------------------------------------------------------------------------------------------------
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049 (a)                                              554,000           548,900
-------------------------------------------------------------------------------------------------------------------------------
HSBK Europe B.V., 7.75%, 2013 (a)                                                                     151,000           153,076
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co., 5.125%, 2014                                                                 544,000           518,091
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co., 5.15%, 2015                                                                  400,000           378,923
-------------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8.5%, 2013                                                            428,000           445,120
-------------------------------------------------------------------------------------------------------------------------------
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (a)                                     480,000           470,689
-------------------------------------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 5.79%, 2014 (a)                                                         592,000           585,666
-------------------------------------------------------------------------------------------------------------------------------
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049                                              987,000           965,396
-------------------------------------------------------------------------------------------------------------------------------
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049 (a)                                                  195,000           204,574
-------------------------------------------------------------------------------------------------------------------------------
RBS Capital Trust II, 6.425% to 2034, FRN to 2049                                                     306,000           291,799
-------------------------------------------------------------------------------------------------------------------------------
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (a)                                                      465,000           442,248
-------------------------------------------------------------------------------------------------------------------------------
Russian Standard Finance S.A., 8.625%, 2011 (a)                                                       400,000           392,500
-------------------------------------------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049 (a)                                                323,000           330,208
-------------------------------------------------------------------------------------------------------------------------------
UBS AG, 5.875%, 2016                                                                                  920,000           922,353
-------------------------------------------------------------------------------------------------------------------------------
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049                                          1,010,000         1,005,890
-------------------------------------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC, 6.75%, 2013                                                                    720,000           758,256
-------------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (a)                                   258,000           287,967
-------------------------------------------------------------------------------------------------------------------------------
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2042                                                 475,000           467,304
-------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 6.605%, 2025                                                                          887,000           916,760
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $ 15,392,730
-------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 0.8%
-------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., 5.85%, 2015                                                                         $1,013,000      $    985,435
-------------------------------------------------------------------------------------------------------------------------------
Rogers Cable, Inc., 5.5%, 2014                                                                        464,000           417,020
-------------------------------------------------------------------------------------------------------------------------------
TCI Communications Financing III, 9.65%, 2027                                                           5,000             5,326
-------------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.8%, 2012                                                                  181,000           209,900
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  1,617,681
-------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 2.0%
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.7%, 2012                                                              $  523,000      $    520,735
-------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 8.25%, 2007                                                           404,000           413,287
-------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 5.5%, 2016                                                            186,000           179,800
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5.45%, 2014                                                                450,000           440,213
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 6.05%, 2016                                                              1,494,000         1,497,341
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter, Inc., 6.6%, 2012                                                          424,000           443,271
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 5.3%, 2013                                                                188,000           183,634
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 4.75%, 2014                                                               282,000           261,898
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  3,940,179
-------------------------------------------------------------------------------------------------------------------------------
BUILDING - 0.7%
-------------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                                                         $    3,000      $      3,060
-------------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.625%, 2010                                                            100,000           104,975
-------------------------------------------------------------------------------------------------------------------------------
Goodman Global Holdings, Inc., 7.875%, 2012                                                           695,000           644,613
-------------------------------------------------------------------------------------------------------------------------------
Lafarge S.A., 6.5%, 2016                                                                              535,000           537,346
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  1,289,994
-------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 0.8%
-------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc., 5.5%, 2016                                                                    $1,080,000      $  1,050,287
-------------------------------------------------------------------------------------------------------------------------------
Xerox Corp., 6.4%, 2016                                                                               545,000           522,519
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  1,572,806
-------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.3%
-------------------------------------------------------------------------------------------------------------------------------
Nalco Co., 7.75%, 2011                                                                             $  405,000      $    407,025
-------------------------------------------------------------------------------------------------------------------------------
Nalco Co., 8.875%, 2013                                                                               235,000           237,350
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    644,375
-------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 0.3%
-------------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                                  $  665,000      $    673,313
-------------------------------------------------------------------------------------------------------------------------------
DEFENSE ELECTRONICS - 0.7%
-------------------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 4.75%, 2010 (a)                                                        $  702,000      $    675,568
-------------------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 6.4%, 2011 (a)                                                            622,000           635,894
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  1,311,462
-------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.1%
-------------------------------------------------------------------------------------------------------------------------------
Apache Corp., 7.375%, 2047                                                                         $   10,000      $     11,523
-------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875%, 2016                                                              $  820,000      $    791,300
-------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 4.375%, 2007                                                                      202,000           199,092
-------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.25%, 2011                                                                       462,000           490,231
-------------------------------------------------------------------------------------------------------------------------------
XTO Energy, Inc., 5.65%, 2016                                                                         740,000           714,843
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  2,206,989
-------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.4%
-------------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                                                     $  298,000      $    322,219
-------------------------------------------------------------------------------------------------------------------------------
TNK-BP Finance S.A., 7.5%, 2016 (a)                                                                   394,000           398,925
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    721,144
-------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.3%
-------------------------------------------------------------------------------------------------------------------------------
Turner Broadcasting System, Inc., 8.375%, 2013                                                     $  101,000      $    111,642
-------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co., 6.375%, 2012                                                                         528,000           546,471
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    658,113
-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL INSTITUTIONS - 1.7%
-------------------------------------------------------------------------------------------------------------------------------
Allied Capital Corp., 6.625%, 2011                                                                 $  590,000      $    591,766
-------------------------------------------------------------------------------------------------------------------------------
American General Finance Corp., 4.875%, 2012                                                          651,000           622,630
-------------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp., 6.25%, 2016                                                              932,000           927,466
-------------------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 5.5%, 2016                                                                      1,340,000         1,297,422
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  3,439,284
-------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 1.1%
-------------------------------------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC, 5.125%, 2013 (a)                                                            $  854,000      $    811,806
-------------------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 6.25%, 2012                                                                        501,000           511,676
-------------------------------------------------------------------------------------------------------------------------------
Miller Brewing Co., 5.5%, 2013 (a)                                                                    816,000           791,805
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  2,115,287
-------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.3%
-------------------------------------------------------------------------------------------------------------------------------
Stora Enso Oyj, 6.404%, 2016 (a)                                                                   $  510,000      $    505,769
-------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 1.3%
-------------------------------------------------------------------------------------------------------------------------------
Harrah's Operating Co., Inc., 5.625%, 2015                                                         $  829,000      $    773,382
-------------------------------------------------------------------------------------------------------------------------------
Marriott International, Inc., 6.2%, 2016                                                              710,000           705,286
-------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 5.875%, 2014                                                                        515,000           468,006
-------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012                                               575,000           606,625
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  2,553,299
-------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 1.2%
-------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc., 4.25%, 2013                                                    $  888,000      $    817,120
-------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc., 5.05%, 2015 (a)                                                   510,000           483,056
-------------------------------------------------------------------------------------------------------------------------------
ING Groep N.V., 5.775% to 2015, FRN to 2049                                                           808,000           775,094
-------------------------------------------------------------------------------------------------------------------------------
UnumProvident Corp., 7.625%, 2011                                                                     251,000           262,441
-------------------------------------------------------------------------------------------------------------------------------
UnumProvident Corp., 6.85%, 2015 (a)                                                                  128,000           126,610
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  2,464,321
-------------------------------------------------------------------------------------------------------------------------------
INSURANCE - PROPERTY & CASUALTY - 0.5%
-------------------------------------------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                                                             $  585,000      $    567,965
-------------------------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc., 6.25%, 2016                                                            518,000           521,664
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  1,089,629
-------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.4%
-------------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25%, 2011                                                                $  665,000      $    700,744
-------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.6%
-------------------------------------------------------------------------------------------------------------------------------
AmerisourceBergen Corp., 5.875%, 2015                                                              $  530,000      $    500,860
-------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 8.75%, 2010                                                                                660,000           664,950
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  1,165,810
-------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.3%
-------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 5.875%, 2016                                                                 $  675,000      $    609,188
-------------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED - 14.0%
-------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.55%, 2011                                                                            $  348,769      $    335,649
-------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.12%, 2012                                                                               288,633           282,802
-------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 3.81%, 2013                                                                                86,256            78,718
-------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.519%, 2014                                                                              319,289           300,871
-------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.62%, 2014                                                                               183,841           173,659
-------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.667%, 2014                                                                              666,079           633,309
-------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.86%, 2014                                                                               183,968           176,012
-------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.53%, 2015                                                                               150,066           140,173
-------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.56%, 2015                                                                               235,663           221,168
-------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.6%, 2015                                                                                199,414           187,157
-------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.665%, 2015                                                                              158,332           149,603
-------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.69%, 2015                                                                               132,368           125,332
-------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.7%, 2015                                                                                182,668           172,985
-------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.74%, 2015                                                                               200,000           189,583
-------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.785%, 2015                                                                              251,350           239,009
-------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.815%, 2015                                                                              271,000           257,872
-------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.82%, 2015                                                                               232,392           221,247
-------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.87%, 2015                                                                               179,455           171,665
-------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.89%, 2015                                                                               127,760           122,461
-------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.925%, 2015                                                                              503,707           484,152
-------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.94%, 2015                                                                               336,000           322,995
-------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2016 - 2020                                                                           284,559           276,815
-------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.09%, 2016                                                                               105,429           102,135
-------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.996%, 2017                                                                              825,076           798,177
-------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2018 - 2035                                                                      11,640,028        11,374,531
-------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.88%, 2020                                                                               187,921           183,172
-------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2033                                                                                182,402           185,054
-------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2034 - 2035                                                                           273,761           272,708
-------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2018 - 2028                                                                        3,549,246         3,497,832
-------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2020 - 2035                                                                      3,173,461         3,101,284
-------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2034 - 2035                                                                        1,755,200         1,751,600
-------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 6%, 2036                                                                                1,030,184         1,028,891
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $ 27,558,621
-------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 1.1%
-------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                                   $1,357,000      $  1,480,179
-------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 5.125%, 2014                                                        155,000           144,127
-------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.75%, 2032                                                         236,000           259,021
-------------------------------------------------------------------------------------------------------------------------------
Magellan Midstream Partners LP, 5.65%, 2016                                                           333,000           319,514
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  2,202,841
-------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 2.4%
-------------------------------------------------------------------------------------------------------------------------------
AT&T, Inc., 5.1%, 2014                                                                             $1,132,000      $  1,062,433
-------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9%, 2031                                                                 558,000           571,950
-------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.25%, 2030                                              431,000           504,216
-------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 5.25%, 2015                                                                   760,000           698,616
-------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 6%, 2034                                                                      600,000           531,239
-------------------------------------------------------------------------------------------------------------------------------
Telefonica Europe B.V., 7.75%, 2010                                                                 1,258,000         1,343,403
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  4,711,857
-------------------------------------------------------------------------------------------------------------------------------
OILS - 0.5%
-------------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.5%, 2015                                                           $1,000,000      $  1,039,170
-------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.3%
-------------------------------------------------------------------------------------------------------------------------------
Wyeth, 5.5%, 2013                                                                                  $  663,000      $    652,778
-------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.4%
-------------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                                                   $  655,000      $    705,763
-------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.9%
-------------------------------------------------------------------------------------------------------------------------------
Canadian National Railway Co., 5.8%, 2016                                                          $  818,000      $    823,465
-------------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 9.375%, 2012                                                                        326,000           346,375
-------------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 12.5%, 2012                                                                         380,000           418,000
-------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp., 7.25%, 2008                                                                      175,000           181,102
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  1,768,942
-------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 2.8%
-------------------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc., REIT, 5%, 2015                                                            $  488,000      $    453,197
-------------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 6.8%, 2009                                                                          862,000           883,728
-------------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, REIT, 4.75%, 2014                                                                   578,000           531,891
-------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, REIT, 6.25%, 2016                                                              974,000           971,607
-------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp., REIT, 6%, 2012                                                                    150,000           152,132
-------------------------------------------------------------------------------------------------------------------------------
ProLogis, REIT, 5.75%, 2016                                                                         1,050,000         1,019,379
-------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, REIT, 4.6%, 2010                                                             517,000           499,038
-------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, REIT, 5.75%, 2015                                                            331,000           324,193
-------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, REIT, 6.1%, 2016                                                             481,000           482,443
-------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, REIT, 5.625%, 2007                                                              200,000           199,451
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  5,517,059
-------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.4%
-------------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                                                    $  267,000      $    299,037
-------------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 6.25%, 2016                                                                        420,000           420,857
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    719,894
-------------------------------------------------------------------------------------------------------------------------------
RETAILERS - 1.0%
-------------------------------------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                                                                 $  262,000      $    277,065
-------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc., 5.4%, 2016                                                                          933,000           907,168
-------------------------------------------------------------------------------------------------------------------------------
Limited Brands, Inc., 5.25%, 2014                                                                     757,000           693,183
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  1,877,416
-------------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS - 0.3%
-------------------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 4.95%, 2010                                                                         $  309,000      $    299,539
-------------------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 6.5%, 2011                                                                             227,000           231,493
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    531,032
-------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.5%
-------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.95%, 2014                                                           $1,055,000      $  1,022,387
-------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.6%
-------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc., 7%, 2013                                                                       $  519,000      $    557,405
-------------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc., 7.25%, 2012 (a)                                                              598,000           602,447
-------------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc., 7.625%, 2016 (a)                                                              86,000            87,567
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  1,247,419
-------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SERVICES - 0.1%
-------------------------------------------------------------------------------------------------------------------------------
FedEx Corp., 9.65%, 2012                                                                           $   83,000      $     98,457
-------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 3.7%
-------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 4.5%, 2007                                                                 $2,185,000      $  2,169,344
-------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.34%, 2021                                                             95,740            95,330
-------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.34%, 2021                                                             18,170            18,727
-------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.35%, 2021                                                             12,891            13,285
-------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.44%, 2021                                                             17,332            17,914
-------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.07%, 2022                                                             69,627            71,169
-------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.35%, 2023                                                            426,062           395,873
-------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.89%, 2023                                                            587,879           564,877
-------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.98%, 2023                                                            603,972           583,916
-------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.34%, 2024                                                            545,290           505,051
-------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.86%, 2024                                                            283,133           270,633
-------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.93%, 2024                                                            547,082           526,683
-------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.19%, 2024                                                            533,409           520,847
-------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.52%, 2024                                                            531,675           529,608
-------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.76%, 2025                                                            692,190           654,229
-------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.35%, 2026                                                            434,000           425,981
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  7,363,467
-------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 22.8%
-------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 8.125%, 2019                                                                  $    5,000      $      6,408
-------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6%, 2026                                                                       3,670,000         4,040,153
-------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.25%, 2030                                                                      375,000           431,572
-------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2031                                                                  10,827,000        11,194,945
-------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.5%, 2006                                                                       395,000           395,972
-------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.5%, 2006                                                                       293,000           291,604
-------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.125%, 2007                                                                   6,470,000         6,534,952
-------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.5%, 2008                                                                       619,000           623,570
-------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.625%, 2008 (f)                                                               8,235,000         8,322,176
-------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.125%, 2009                                                                   8,444,000         8,062,373
-------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.5%, 2010                                                                     3,677,000         3,862,288
-------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, TIPS, 2%, 2014                                                                 1,091,377         1,060,937
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $ 44,826,950
-------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 4.6%
-------------------------------------------------------------------------------------------------------------------------------
Duke Capital Corp., 8%, 2019                                                                       $  875,000      $    985,618
-------------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                                    675,000           737,606
-------------------------------------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                                                            588,000           605,782
-------------------------------------------------------------------------------------------------------------------------------
Exelon Generation Co. LLC, 6.95%, 2011                                                                740,000           775,343
-------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                                      1,689,000         1,736,074
-------------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875%, 2012                                                         150,000           150,032
-------------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 6.125%, 2036 (a)                                                     500,000           481,138
-------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 7.25%, 2014                                                                         555,000           543,206
-------------------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc., 5.625%, 2016                                                                 1,064,000         1,032,590
-------------------------------------------------------------------------------------------------------------------------------
PSEG Power LLC, 8.625%, 2031                                                                          615,000           764,759
-------------------------------------------------------------------------------------------------------------------------------
TXU Energy Co., 7%, 2013                                                                              980,000         1,009,147
-------------------------------------------------------------------------------------------------------------------------------
Virginia Electric & Power Co., 4.1%, 2008                                                             346,000           334,922
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  9,156,217
-------------------------------------------------------------------------------------------------------------------------------
  TOTAL BONDS                                                                                                      $190,272,309
-------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 2.0%
-------------------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.3%, due 8/01/06 (y)                                            $3,931,000      $  3,931,000
-------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (K)                                                                                            $194,203,309
-------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.3%                                                                                 2,635,957
-------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                              $196,839,266
-------------------------------------------------------------------------------------------------------------------------------

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $16,235,941, representing 8.3% of net assets.
(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of July 31, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $184,623,482 and 95.07% of market value. An independent pricing service provided an evaluated bid for 94.84% of the market value.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:


                                                                                                                     TOTAL %
                                                                 ACQUISITION      ACQUISITION         CURRENT        OF NET
RESTRICTED SECURITIES                                                DATE             COST         MARKET VALUE      ASSETS
----------------------------------------------------------------------------------------------------------------------------
Bayview Commercial Asset Trust, FRN, 0.84%, 2036                   2/28/2006       $  349,299        $  355,301
Bayview Commercial Asset Trust, FRN, 0.8788%, 2036                 5/16/2006          268,995           242,133
CPS Auto Receivables Trust, 3.5%, 2009                            12/19/2003           13,062            12,778
CPS Auto Receivables Trust, 3.52%, 2009                           12/19/2003           37,485            36,579
CPS Auto Receivables Trust, 2.89%, 2009                           12/19/2003           64,724            63,524
Crest G-Star CDO, 6.95%, 2032                                      9/13/2005        1,043,093           986,632
Falcon Franchise Loan LLC, FRN, 4.1039%, 2025                     12/19/2003          505,266           365,060
Preferred Term Securities IV Ltd., CDO, FRN, 7.6456%, 2031         9/13/2005          457,789           452,813
Preferred Term Securities XIX Ltd., CDO, FRN, 5.6794%, 2035         9/8/2005        1,425,000         1,421,651
----------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                          $3,936,471        2.0%
                                                                                                     ==========        ====

The following abbreviations are used in this report and are defined:

CDO               Collateralized Debt Obligation
FRN               Floating Rate Note. The interest rate is the rate in effect as of period end.
REIT              Real Estate Investment Trust
TIPS              Treasury Inflation Protected Security

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS RESEARCH BOND FUND J

SUPPLEMENTAL SCHEDULES (UNAUDITED) 07/31/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                  $200,206,196
                                                                ============
Gross unrealized appreciation                                   $    393,002
Gross unrealized depreciation                                     (6,395,889)
                                                                ------------
      Net unrealized appreciation (depreciation)                $ (6,002,887)
                                                                ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

DERIVATIVES
-----------

FUTURES CONTRACTS

                                                                                        UNREALIZED
                                                                      EXPIRATION       APPRECIATION
                                      CONTRACTS         VALUE            DATE         (DEPRECIATION)
----------------------------------------------------------------------------------------------------
U.S. Treasury Bond (Short)               111         $12,019,219        Sep-06            $ (181,244)
----------------------------------------------------------------------------------------------------

CREDIT DEFAULT SWAPS

                                                                                        UNREALIZED
              NOTIONAL PRINCIPAL                                                       APPRECIATION
EXPIRATION    AMOUNT OF CONTRACT                  DESCRIPTION                         (DEPRECIATION)
----------------------------------------------------------------------------------------------------
  3/20/11          $523,000         Agreement between the fund and Merrill Lynch             $(2,319)
                                    International to exchange the credit risk of
                                    AutoZone, Inc. As a buyer of protection, the
                                    fund agrees to pay Merrill Lynch quarterly
                                    at a fixed annual rate of 0.68% of the
                                    notional amount of $523,000 until maturity
                                    on March 20, 2011. If AutoZone, Inc.
                                    experiences one of the following credit
                                    events: bankruptcy, failure to pay, or a
                                    restructuring, the fund would then purchase
                                    $523,000 par of AutoZone bonds at the post
                                    credit event market price, and then deliver
                                    those bonds to Merrill Lynch, who in turn
                                    would deliver $523,000 in cash to the fund.

  3/20/11           523,000         Agreement between the fund and Merrill Lynch              (1,328)
                                    International to exchange the credit risk of
                                    The New York Times Co. As a buyer of protection,
                                    the fund agrees to pay Merrill Lynch quarterly
                                    at a fixed annual rate of 0.43% of the notional
                                    amount of $523,000 until maturity on March 20,
                                    2011. If The New York Times Co. experiences
                                    one of the following credit events: bankruptcy,
                                    failure to pay, or a restructuring, the fund
                                    would then purchase $523,000 par of The New
                                    York Times bonds at the post credit event
                                    market price, and then deliver those bonds
                                    to Merrill Lynch, who in turn would deliver
                                    $523,000 in cash to the fund.                            -------
                                                                                             $(3,647)
                                                                                             =======

At July 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

MFS(R) Inflation-Adjusted Bond Fund

7/31/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Inflation-Adjusted Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 07/31/2006

ISSUER                                                                                          SHARES/PAR              VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
BONDS - 97.1%
---------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.962%, 2045 (a)                                 $   115,000         $      117,222
---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.57%, 2025                                                     $    95,903         $       89,486
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.09%, 2025                                                          76,505                 73,903
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.21%, 2026                                                          87,910                 85,470
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $      248,859
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U.S. TREASURY INFLATION PROTECTED SECURITIES - 95.5%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 2.375%, 2025                                                              $ 1,671,331         $    1,657,947
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 2%, 2026                                                                    1,114,969              1,041,669
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 3.625%, 2028                                                                1,018,973              1,234,470
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 3.875%, 2029                                                                1,282,106              1,619,360
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 3.375%, 2032                                                                  338,776                409,390
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.625%, 2008                                                                  904,839                919,083
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.875%, 2009                                                                1,248,140              1,292,020
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25%, 2010                                                                   394,718                419,512
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 0.875%, 2010 (f)                                                            1,831,820              1,733,574
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.5%, 2011                                                                    807,337                846,348
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2.375%, 2011                                                                  683,440                683,227
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.375%, 2012                                                                  301,026                316,477
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3%, 2012                                                                    1,448,126              1,497,396
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 1.875%, 2013                                                                1,265,532              1,223,067
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2%, 2014                                                                    1,133,016              1,101,415
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2%, 2014                                                                    1,055,860              1,024,803
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 1.625%, 2015                                                                1,285,132              1,208,527
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 1.875%, 2015                                                                1,250,133              1,196,758
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U.S. Treasury Notes, 2%, 2016                                                                    1,762,733              1,700,968
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   21,126,011
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  TOTAL BONDS                                                                                                      $   21,492,092
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SHORT-TERM OBLIGATIONS - 2.5%
---------------------------------------------------------------------------------------------------------------------------------

Abbey National North America LLC, 5.3%, due 8/01/06 (y)                                        $   561,000         $      561,000
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  TOTAL INVESTMENTS(K)                                                                                             $   22,053,092
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OTHER ASSETS, LESS LIABILITIES - 0.4%                                                                                      80,293
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                              $   22,133,385
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(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $117,222, representing 0.5% of net assets.
(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(k) As of July 31, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $21,492,092 and 97.46% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:
FRN           Floating Rate Note. The interest rate is the rate in effect as of period end.

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS INFLATION-ADJUSTED BOND FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 07/31/2006

(1) PORTFOLIO SECURITIES
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                      $22,349,871
                                                                    ===========
Gross unrealized appreciation                                       $    20,677
Gross unrealized depreciation                                          (317,456)
                                                                    -----------
      Net unrealized appreciation (depreciation)                    $  (296,779)
                                                                    ===========

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS
    FUTURES CONTRACTS

                                                                                                          UNREALIZED
                                                                              EXPIRATION                 APPRECIATION
                                      CONTRACTS            VALUE                 DATE                   (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond (Short)                1             $    108,281            Sep-06                     $(1,847)
U.S. Treasury Note 10 yr (Short)          2                  212,063            Sep-06                      (2,351)
----------------------------------------------------------------------------------------------------------------------
                                                                                                           $(4,198)
                                                                                                           =======

At July 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IX
            -------------------------------------------------------------------

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: September 25, 2006
      ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: September 25, 2006
      ------------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 25, 2006
      ------------------


* Print name and title of each signing officer under his or her signature.